PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES



PORTFOLIOS*:
----------------------------------------
Diversified Bond, Diversified
Conservative Growth, Equity, Equity
Income, Global, High Yield Bond, Money
Market, Prudential Jennison, Small
Capitalization Stock, Stock Index, 20/20
Focus

INVESTMENT OBJECTIVE:
----------------------------------------
The Investment Objectives of these
Portfolios can be found within the
Series Fund Prospectus



THE PRUDENTIAL

SERIES FUND, INC.

--------------------------------------------------------------------------------
PROSPECTUS: MAY 1, 1999

* This prospectus is for use with the Discovery Select(R) Annuity Contract, as it describes only those portfolios available for investment through that contract. This prospectus should be read in conjunction with the current prospectus for the Discovery Select(R) Annuity Contract.

                                                                          [LOGO]
                                                                      Prudential
                                                                     Investments


                                                                        --------

PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


TABLE OF CONTENTS
--------------------------------------------------------------------------------


RISK/RETURN SUMMARY
-------------------
DIVERSIFIED BOND PORTFOLIO ................................................   83
Investment Objective and Principal Strategies .............................   83
Principal Risks ...........................................................   83
Evaluating Performance ....................................................   84
DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO .................................   84
Investment Objective and Principal Strategies .............................   84
Principal Risks ...........................................................   85
Evaluating Performance ....................................................   85
EQUITY PORTFOLIO ..........................................................   85
Investment Objective and Principal Strategies .............................   85
Principal Risks ...........................................................   86
Evaluating Performance ....................................................   86
EQUITY INCOME PORTFOLIO ...................................................   87
Investment Objective and Principal Strategies .............................   87
Principal Risks ...........................................................   87
Evaluating Performance ....................................................   88
GLOBAL PORTFOLIO ..........................................................   89
Investment Objective and Principal Strategies .............................   89
Principal Risks ...........................................................   89
Evaluating Performance ....................................................   89
HIGH YIELD BOND PORTFOLIO .................................................   90
Investment Objective and Principal Strategies .............................   90
Principal Risks ...........................................................   90
Evaluating Performance ....................................................   91
MONEY MARKET PORTFOLIO ....................................................   92
Investment Objective and Principal Strategies .............................   92
Principal Risks ...........................................................   92
Evaluating Performance ....................................................   92
PRUDENTIAL JENNISON PORTFOLIO .............................................   93
Investment Objective and Principal Strategies .............................   93
Principal Risks ...........................................................   93
Evaluating Performance ....................................................   94
SMALL CAPITALIZATION STOCK PORTFOLIO ......................................   95
Investment Objective and Principal Strategies .............................   95
Principal Risks ...........................................................   95
Evaluating Performance ....................................................   95
STOCK INDEX PORTFOLIO .....................................................   96
Investment Objective and Principal Strategies .............................   96
Principal Risks ...........................................................   96
Evaluating Performance ....................................................   97
20/20 FOCUS PORTFOLIO .....................................................   98
Investment Objective and Principal Strategies .............................   98
Principal Risks ...........................................................   98
Evaluating Performance ....................................................   98

HOW THE PORTFOLIOS INVEST
-------------------------
Diversified Bond Portfolio ...............................................    99
Diversified Conservative Growth Portfolio ................................   102
Equity Portfolio .........................................................   105
Equity Income Portfolio ..................................................   107
Global Portfolio .........................................................   109
High Yield Bond Portfolio ................................................   110
Money Market Portfolio ...................................................   112
Prudential Jennison Portfolio ............................................   114
Small Capitalization Stock Portfolio .....................................   116
Stock Index Portfolio ....................................................   117
20/20 Focus Portfolio ....................................................   119


HOW THE PORTFOLIOS ARE MANAGED
------------------------------
Investment Adviser .......................................................   126
Investment Sub-Advisers ..................................................   126
Portfolio Managers .......................................................   127


HOW TO BUY AND SELL SHARES OF THE FUND
--------------------------------------
How to Buy and Sell Shares ...............................................   130
Net Asset Value ..........................................................   130
Distributor ..............................................................   131


OTHER INFORMATION
-----------------
Federal Income Taxes .....................................................   132
Year 2000 ................................................................   132
Monitoring for Possible Conflicts ........................................   132



FINANCIAL HIGHLIGHTS
--------------------
Diversified Bond Portfolio ...............................................   133
Equity Portfolio .........................................................   134
Equity Income ............................................................   135
Global Portfolio .........................................................   136
High Yield Bond ..........................................................   137
Money Market Portfolio ...................................................   138
Prudential Jennison Portfolio ............................................   139
Small Capitalization Stock Portfolio .....................................   140
Stock Index Portfolio ....................................................   141

FOR MORE INFORMATION ........................................ (Back Cover)



--------------------------------------------------------------------------------
82
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PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

THIS PROSPECTUS IS FOR USE WITH THE DISCOVERY SELECT(R) ANNUITY CONTRACT AND DESCRIBES ONLY THOSE PORTFOLIOS OF THE PRUDENTIAL SERIES FUND, INC. (THE FUND) THAT ARE AVAILABLE FOR INVESTMENT THROUGH THAT CONTRACT. THIS PROSPECTUS SHOULD BE READ TOGETHER WITH THE CURRENT PROSPECTUS FOR THE DISCOVERY SELECT(R) ANNUITY CONTRACT.

     The Fund is a diversified, open-end investment management company - commonly known as a mutual fund. Eleven of the Fund's seventeen portfolios (the Portfolios) are available under the Discovery Select(R) Annuity
     Contract: DIVERSIFIED BOND PORTFOLIO, DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO, EQUITY PORTFOLIO, EQUITY INCOME PORTFOLIO, GLOBAL PORTFOLIO, HIGH YIELD BOND PORTFOLIO, MONEY MARKET PORTFOLIO, PRUDENTIAL JENNISON PORTFOLIO, SMALL CAPITALIZATION STOCK PORTFOLIO, STOCK INDEX PORTFOLIO, 20/20 FOCUS PORTFOLIO

-> The following section highlights key information about each Portfolio. Additional information follows this summary and is provided in the Fund's Statement of Additional Information (SAI).



DIVERSIFIED BOND PORTFOLIO

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

     Our investment objective is A HIGH LEVEL OF INCOME OVER A LONGER TERM WHILE PROVIDING REASONABLE SAFETY OF CAPITAL. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in higher-grade debt obligations and high-quality money market investments. We may also purchase U.S. dollar denominated securities that are issued outside the U.S. by foreign or U.S. issuers. In addition, we may invest a portion of the Portfolio's assets in high yield/high risk debt securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

     Although we try to invest wisely, all investments involve risk. Since the Portfolio invests primarily in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations may involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation. High-yield debt securities - also known as "junk bonds" - have a higher risk of default and tend to be less liquid.

     The Portfolio's investment in U.S. dollar denominated foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments may adversely affect the value of foreign securities. The Portfolio's foreign securities may also be affected by changes in currency rates, though to a lesser extent than if the Portfolio invested in securities denominated in a foreign currency.

     There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."


--------------------------------------------------------------------------------

PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


RISK/RETURN SUMMARY CONTINUED
--------------------------------------------------------------------------------

EVALUATING PERFORMANCE

     A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.



--------------------------------
ANNUAL RETURNS* (CLASS I SHARES)
--------------------------------
================================================================================
 1989    1991     1991    1992     1993    1994    1995    1996    1997    1998
--------------------------------------------------------------------------------
13.49%   8.32%   16.44%   7.19%   10.13%  -3.23%  20.73%   4.40%   8.57%   7.15%

--------------------------------------------------------------------------------
BEST QUARTER: 7.94% (2nd quarter of 1989)
WORST QUARTER: (2.83)% (1st quarter of 1994)
================================================================================

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.



----------------------------------------
AVERAGE ANNUAL RETURNS* (AS OF 12/31/98)
----------------------------------------
================================================================================
                                                                        SINCE
                                                                      INCEPTION
                                        1 YR       5 YRS     10 YRS   (5/13/83)
--------------------------------------------------------------------------------
Class I shares                          7.15%      7.25%      9.14%      9.25%
--------------------------------------------------------------------------------
Lehman Aggregate Index**                8.69%      7.27%      9.26%      9.99%
--------------------------------------------------------------------------------
Lipper Average***                       7.44%      7.13%      8.97%      8.94%
--------------------------------------------------------------------------------

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE LEHMAN AGGREGATE INDEX (LAI) IS COMPRISED OF MORE THAN 5,000 GOVERNMENT AND CORPORATE BONDS. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF SALES CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) CORPORATE DEBT AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.


DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

     Our investment objective is to provide CURRENT INCOME AND A REASONABLE LEVEL OF CAPITAL APPRECIATION. To achieve our objective, we will invest in a diversified portfolio of debt and equity securities. Up to 35% of the Portfolio's total assets may be invested in high-yield/high-risk debt securities which have speculative characteristics and generally are riskier than higher-rated securities. The Portfolio may also invest in foreign securities including debt obligations of issuers in emerging markets. While we make every effort to achieve our objective, we can't guarantee success.



--------------------------------------------------------------------------------
84

PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


--------------------------------------------------------------------------------

PRINCIPAL RISKS

     Although we try to invest wisely, all investments involve risk. Since a majority of the Portfolio's assets are usually invested in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations may involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation. High-yield debt securities - also known as "junk bonds" - have a higher risk of default and tend to be less liquid.

     A substantial portion of the Portfolio's assets may also be invested in equity securities. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes and the mood of the investing public. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

     The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities. Investing in markets of developing countries involves exposure to economies that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries.

     There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

     The Portfolio commenced operations in 1999, so there is no performance history to report.



EQUITY PORTFOLIO
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

     Our investment objective is CAPITAL APPRECIATION. To achieve our objective, we invest primarily in common stocks of major established corporations as well as smaller companies that we believe offer attractive prospects of appreciation. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.



--------------------------------------------------------------------------------

PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


RISK/RETURN SUMMARY CONTINUED
--------------------------------------------------------------------------------

PRINCIPAL RISKS

     Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of small-sized companies vary more than the prices of large company stocks and may present above average risks.

     The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

     There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

     A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.





--------------------------------
ANNUAL RETURNS* (CLASS I SHARES)
--------------------------------

================================================================================
    1989     1991   1991    1992    1993   1994    1995    1996    1997   1998
--------------------------------------------------------------------------------
   29.73%  -5.21%  26.01%  14.17%  21.87%  2.78%  31.29%  18.52%  24.66%  9.34%

--------------------------------------------------------------------------------
BEST QUARTER: 19.13% (1st quarter of 1991)
WORST QUARTER: (15.59)% (3rd quarter of 1990)
================================================================================

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.



--------------------------------------------------------------------------------
86

PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


--------------------------------------------------------------------------------

----------------------------------------
AVERAGE ANNUAL RETURNS* (AS OF 12/31/98)
----------------------------------------
================================================================================
                                                                         SINCE
                                                                       INCEPTION
                                      1 YR       5 YRS       10 YRS    (5/13/83)
--------------------------------------------------------------------------------
Class I shares                        9.34%      16.88%      16.74%      15.14%
--------------------------------------------------------------------------------
S&P 500**                            28.60%      24.05%      19.19%      17.29%
--------------------------------------------------------------------------------
Lipper Average***                    24.94%      20.25%      17.83%      16.01%
--------------------------------------------------------------------------------

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GROWTH FUND AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.



EQUITY INCOME PORTFOLIO
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

     Our investment objective is BOTH CURRENT INCOME AND CAPITAL APPRECIATION. To achieve our objective, we invest primarily in common stocks and convertible securities that we believe provide good prospects for returns above those of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) or the NYSE Composite Index. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

     Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

     Since the Portfolio may also invest in debt obligations, there is the risk that the value of a particular obligation could decrease. Debt obligations may involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation.

     The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.



--------------------------------------------------------------------------------

PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


RISK/RETURN SUMMARY CONTINUED
--------------------------------------------------------------------------------

     There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."


EVALUATING PERFORMANCE

     A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.



--------------------------------
ANNUAL RETURNS* (CLASS I SHARES)
--------------------------------
================================================================================
    1989     1991   1991    1992    1993   1994    1995    1996    1997   1998
--------------------------------------------------------------------------------
   22.67%  -3.73%  27.50%  10.14%  22.28%  1.44%  21.70%  21.74%  36.61%  -2.38%

--------------------------------------------------------------------------------
BEST QUARTER: 16.54% (2nd quarter of 1997)
WORST QUARTER: (18.14)% (3rd quarter of 1998)
================================================================================

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

----------------------------------------
AVERAGE ANNUAL RETURNS* (AS OF 12/31/98)
----------------------------------------
================================================================================
                                                                         SINCE
                                                                       INCEPTION
                                      1 YR       5 YRS       10 YRS    (2/19/88)
--------------------------------------------------------------------------------
Class I shares                       (2.38)%     14.93%      15.06%      14.91%
--------------------------------------------------------------------------------
S&P 500**                            28.60%      24.05%      19.19%      18.31%
--------------------------------------------------------------------------------
Lipper Average***                    16.21%      18.50%      15.23%      15.05%
--------------------------------------------------------------------------------


* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (2/29/88). SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) EQUITY INCOME AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (2/29/88). SOURCE: LIPPER, INC.




--------------------------------------------------------------------------------
88

PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


--------------------------------------------------------------------------------

GLOBAL PORTFOLIO
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

     Our investment objective is LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in common stocks (and their equivalents) of foreign and U.S. companies. Generally, we invest in at least three countries, including the U.S., but we may invest up to 35% of the Portfolio's assets in companies located in any one country other than the U.S. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

     Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

     Depending on market conditions, the Portfolio may be invested primarily in foreign securities, which involve additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

     There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

     A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.



--------------------------------------------------------------------------------

PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


RISK/RETURN SUMMARY CONTINUED
--------------------------------------------------------------------------------



--------------------------------
ANNUAL RETURNS* (CLASS I SHARES)
--------------------------------
================================================================================
    1989     1991   1991    1992    1993   1994    1995    1996    1997   1998
--------------------------------------------------------------------------------
   18.82% -12.91%  11.39%  -3.42%  43.14% -4.89%  15.88%  19.97%   6.98%  25.08%

--------------------------------------------------------------------------------
BEST QUARTER: 22.17% (4th quarter of 1998)
WORST QUARTER: (14.21)% (3rd quarter of 1998)
================================================================================

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.


----------------------------------------
AVERAGE ANNUAL RETURNS* (AS OF 12/31/98)
----------------------------------------
================================================================================
                                                                         SINCE
                                                                       INCEPTION
                                      1 YR       5 YRS       10 YRS    (9/19/88)
--------------------------------------------------------------------------------
Class I shares                       25.08%      12.04%      10.90%      11.47%
--------------------------------------------------------------------------------
Morgan Stanley World Index**         24.80%      16.19%      11.21%      12.10%
--------------------------------------------------------------------------------
Lipper Average***                    16.19%      12.31%      11.04%      11.10%
--------------------------------------------------------------------------------


* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE MORGAN STANLEY WORLD INDEX (MSWI) IS A WEIGHTED INDEX COMPRISED OF APPROXIMATELY 1,500 COMPANIES LISTED ON THE STOCK EXCHANGES OF THE U.S.A., EUROPE, CANADA, AUSTRALIA, NEW ZEALAND AND THE FAR EAST. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (9/30/88).
     SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GLOBAL AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (9/30/88). SOURCE: LIPPER, INC.




HIGH YIELD BOND PORTFOLIO
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

     Our investment objective is A HIGH TOTAL RETURN. In pursuing our objective, we invest in high-yield/high-risk debt securities. Such securities have speculative characteristics and generally are riskier than higher-rated securities. In addition, the Portfolio may invest up to 20% of its total assets in foreign debt obligations. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

     Although we try to invest wisely, all investments involve risk. The Portfolio invests in debt obligations which have CREDIT, MARKET and INTEREST RATE RISKS. Credit risk is the possibility that an issuer of debt securities fails to pay the Portfolio interest or principal. Market risk, which may affect an industry, a sector or the entire market, is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Interest rate risk refers to the fact that the value of most bonds will fall when interest rates rise. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline. High-yield debt securities - also known as "junk bonds" - have a higher risk of default and tend to be less liquid.




--------------------------------------------------------------------------------
90
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PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


--------------------------------------------------------------------------------

     The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities.

     There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

     A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.


--------------------------------
ANNUAL RETURNS* (CLASS I SHARES)
--------------------------------
================================================================================
    1989     1991   1991    1992    1993   1994    1995    1996    1997   1998
--------------------------------------------------------------------------------
   -2.05% -11.84%  38.99%  17.53%  19.27% -2.72%  17.56%  11.39%  13.78%  -2.36%

--------------------------------------------------------------------------------
BEST QUARTER: 15.89% (1st quarter of 1991)
WORST QUARTER: (9.68)% (3rd quarter of 1990)
================================================================================


* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

----------------------------------------
AVERAGE ANNUAL RETURNS* (AS OF 12/31/98)
----------------------------------------
================================================================================
                                                                         SINCE
                                                                       INCEPTION
                                      1 YR       5 YRS       10 YRS    (2/23/87)
--------------------------------------------------------------------------------
Class I shares                       (2.36)%      7.20%       9.07%       8.26%
--------------------------------------------------------------------------------
Lehman High Yield Index**             1.60%       8.52%      10.52%       9.81%
--------------------------------------------------------------------------------
Lipper Average***                     0.10%       7.87%       9.92%       9.35%
--------------------------------------------------------------------------------

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE LEHMAN HIGH YIELD INDEX IS MADE UP OF OVER 700 NONINVESTMENT GRADE BONDS. THE INDEX IS AN UNMANAGED INDEX THAT INCLUDES THE REINVESTMENT OF ALL INTEREST BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS AND ADVISORY FEES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (2/28/87).
     SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) HIGH CURRENT YIELD AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (2/28/87). SOURCE: LIPPER, INC.




--------------------------------------------------------------------------------

PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


RISK/RETURN SUMMARY CONTINUED
--------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

     Our investment objective is MAXIMUM CURRENT INCOME CONSISTENT WITH THE STABILITY OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY. To achieve our objective, we invest in high-quality short-term money market instruments issued by the U.S. government or its agencies, as well as by corporations and banks, both domestic and foreign. The Portfolio will invest only in instruments that mature in thirteen months or less, and which are denominated in U.S. dollars. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

     Although we try to invest wisely, all investments involve risk. Since the Portfolio invests only in money market instruments, there is not likely to be an opportunity for capital appreciation. Debt obligations, including money market instruments, also involve CREDIT RISK - the risk that the borrower will not repay an obligation, and MARKET RISK - the risk that interest rates may change and affect the value of the obligation.

     The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Even though denominated in U.S. dollars, political developments and changes in currency rates may adversely affect the value of foreign securities.

     There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. For more information about risk, see "Investment Risks."

     AN INVESTMENT IN THE PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO MAINTAIN A NET ASSET VALUE OF $10 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

EVALUATING THE PERFORMANCE

     A number of factors - including risk - can affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance over the past 10 years. They demonstrate how returns can change from year to year. Past performance does not assure that the Portfolio will achieve similar results in the future.



--------------------------------------------------------------------------------
92

PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


--------------------------------------------------------------------------------



--------------------------------
ANNUAL RETURNS* (CLASS I SHARES)
--------------------------------
================================================================================
    1989     1991   1991    1992    1993   1994    1995    1996    1997   1998
--------------------------------------------------------------------------------
    9.25%    8.16%  6.16%   3.79%   2.95%  4.05%   5.80%   5.22%   5.41%  5.39%

--------------------------------------------------------------------------------
BEST QUARTER: 2.37% (2nd quarter of 1989)
WORST QUARTER: 0.71% (2nd quarter of 1993)
================================================================================

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

----------------------------------------
AVERAGE ANNUAL RETURNS* (AS OF 12/31/98)
----------------------------------------
================================================================================
                                                                         SINCE
                                                                       INCEPTION
                                      1 YR       5 YRS       10 YRS    (5/13/83)
--------------------------------------------------------------------------------
Class I shares                        5.39%       5.18%       5.61%       6.39%
--------------------------------------------------------------------------------
Lipper Average**                      5.10%       4.92%       5.32%       6.02%
--------------------------------------------------------------------------------

----------------------------------------
7-DAY YIELD* (AS OF 12/31/98)
----------------------------------------
================================================================================
Money Market Portfolio                4.96%
--------------------------------------------------------------------------------
Average Money Market Fund***          4.53%
--------------------------------------------------------------------------------

* THE PORTFOLIO'S RETURNS AND YIELD ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) MONEY MARKET AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURNS OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THESE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PAID PRODUCT CHARGES.

*** SOURCE: IBC FINANCIAL DATA, INC. AS OF 12/29/98, BASED ON 303 FUNDS IN THE IBC TAXABLE GENERAL PURPOSE, FIRST AND SECOND TIER MONEY MARKET FUND. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/83). SOURCE: LIPPER, INC.


PRUDENTIAL JENNISON PORTFOLIO
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

     Our investment objective is to achieve LONG-TERM GROWTH OF CAPITAL. To achieve our objective, we invest primarily in equity securities of major established corporations that we believe offer above-average growth prospects. In addition, the Portfolio may invest up to 30% of its total assets in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

     Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks



--------------------------------------------------------------------------------

PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


RISK/RETURN SUMMARY CONTINUED
--------------------------------------------------------------------------------

     may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

     The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

     There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

     A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last three years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.



--------------------------------
ANNUAL RETURNS* (CLASS I SHARES)
--------------------------------
================================================================================
    1996    1997    1998
--------------------------------------------------------------------------------
   14.41%  31.71%  37.46%

--------------------------------------------------------------------------------
BEST QUARTER: 29.46% (4th quarter of 1998)
WORST QUARTER: (12.07)% (3rd quarter of 1998)
================================================================================

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

----------------------------------------
AVERAGE ANNUAL RETURNS* (AS OF 12/31/98)
----------------------------------------
================================================================================
                                                                         SINCE
                                                                       INCEPTION
                                                 1 YR                  (4/25/95)
--------------------------------------------------------------------------------
Class I shares                                  37.46%                   29.60%
--------------------------------------------------------------------------------
S&P 500**                                       28.60%                    9.32%
--------------------------------------------------------------------------------
Lipper Average**                                24.94%                   25.38%
--------------------------------------------------------------------------------

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/95). SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) GROWTH AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (4/30/95). SOURCE: LIPPER, INC.






--------------------------------------------------------------------------------
94

PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


RISK/RETURN SUMMARY CONTINUED
--------------------------------------------------------------------------------


SMALL CAPITALIZATION STOCK PORTFOLIO
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

     Our investment objective is to achieve LONG-TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in equity securities of publicly-traded companies with small market capitalization. WE ATTEMPT TO DUPLICATE THE PRICE AND YIELD PERFORMANCE OF THE STANDARD & POOR'S SMALL CAPITALIZATION STOCK INDEX (THE S&P SMALLCAP INDEX). The market capitalization of the companies that make up the S&P SmallCap Index may change from time to time - as of February 28, 1999, the S&P SmallCap stocks had market capitalizations of between $18 million and $3.4 billion.

     The Portfolio is not "managed" in the traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases stocks to duplicate the stocks and their weighting in the S&P SmallCap Index. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

     Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop. Generally, the stock prices of small-sized companies vary more than the prices of large company stocks and may present above average risks.

     Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."


EVALUATING PERFORMANCE

     A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last three years. They demonstrate the risk of investing in the Portfolio and how returns can change from year to year. Past performance does not mean that the Portfolio will achieve similar results in the future.




--------------------------------------------------------------------------------

PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


RISK/RETURN SUMMARY CONTINUED
--------------------------------------------------------------------------------


--------------------------------
ANNUAL RETURNS* (CLASS I SHARES)
--------------------------------
================================================================================
    1996    1997    1998
--------------------------------------------------------------------------------
   19.77%  25.17%  -0.76%

--------------------------------------------------------------------------------
BEST QUARTER: 18.08% (4th quarter of 1998)
WORST QUARTER: (20.61)% (3rd quarter of 1998)
================================================================================

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

----------------------------------------
AVERAGE ANNUAL RETURNS* (AS OF 12/31/98)
----------------------------------------
================================================================================
                                                                         SINCE
                                                                       INCEPTION
                                                 1 YR                  (4/25/95)
--------------------------------------------------------------------------------
Class I shares                                  (0.76)%                  17.04%
--------------------------------------------------------------------------------
S&P SmallCap 600 Index**                        (1.31)%                  17.83%
--------------------------------------------------------------------------------
Lipper Average***                                1.48%                   16.61%
--------------------------------------------------------------------------------

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE S&P SMALLCAP 600 INDEX IS A CAPITAL-WEIGHTED INDEX REPRESENTING THE AGGREGATE MARKET VALUE OF THE COMMON EQUITY OF 600 SMALL COMPANY STOCKS. THE S&P SMALLCAP 600 INDEX IS AN UNMANAGED INDEX THAT INCLUDES THE REINVESTMENT OF ALL DIVIDENDS BUT DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS AND ADVISORY FEES ASSOCIATED WITH AN INVESTMENT IN THE PORTFOLIO. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST MONTH-END RETURN (4/30/95). SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) SMALL CAP AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST MONTH-END RETURN (4/30/95). SOURCE: LIPPER, INC.




STOCK INDEX PORTFOLIO
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

     Our investment objective is INVESTMENT RESULTS THAT GENERALLY CORRESPOND TO THE PERFORMANCE OF PUBLICLY-TRADED COMMON STOCKS. To achieve our objective, we attempt to duplicate the price and yield of the S&P 500 Index. The S&P 500 Index represents more than 70% of the total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole.

     The Portfolio is not "managed" in the traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases stocks in proportion to their weighting in the S&P 500 Index. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

     Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk



--------------------------------------------------------------------------------
96

PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


--------------------------------------------------------------------------------

     involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

     Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

     A number of factors - including risk - affect how the Portfolio performs. The following bar chart and table show the Portfolio's performance for each full calendar year of operation for the last 10 years. They demonstrate the risk of investing in the Portfolio and how returns can change. Past performance does not mean that the Portfolio will achieve similar results in the future.



--------------------------------
ANNUAL RETURNS* (CLASS I SHARES)
--------------------------------
================================================================================
    1989     1991   1991    1992    1993   1994    1995    1996    1997   1998
--------------------------------------------------------------------------------
   30.93%   -3.63%  29.72%  7.13%   9.66%  1.01%  37.06%  22.57%  32.83   28.42%

--------------------------------------------------------------------------------
BEST QUARTER: 21.44% (4th quarter of 1998)
WORST QUARTER: (13.72)% (3rd quarter of 1990)
================================================================================

* THESE ANNUAL RETURNS DO NOT INCLUDE CONTRACT CHARGES. IF CONTRACT CHARGES WERE INCLUDED, THE ANNUAL RETURNS WOULD BE LOWER THAN THOSE SHOWN. SEE THE ACCOMPANYING CONTRACT PROSPECTUS.

----------------------------------------
AVERAGE ANNUAL RETURNS* (AS OF 12/31/98)
----------------------------------------
================================================================================
                                                                        SINCE
                                                                      INCEPTION
                                      1 YR       5 YRS       10 YRS   (10/19/87)
--------------------------------------------------------------------------------
Class I shares                       28.42%      23.70%      18.74%     18.82%
--------------------------------------------------------------------------------
S&P 500**                            28.60%      24.05%      19.19%     18.50%
--------------------------------------------------------------------------------
Lipper Average***                    28.25%      23.58%      18.62%     18.04%
--------------------------------------------------------------------------------

* THE PORTFOLIO'S RETURNS ARE AFTER DEDUCTION OF EXPENSES AND DO NOT INCLUDE CONTRACT CHARGES.

** THE STANDARD & POOR'S 500 STOCK INDEX (S&P 500) - AN UNMANAGED INDEX OF 500 STOCKS OF LARGE U.S. COMPANIES - GIVES A BROAD LOOK AT HOW STOCK PRICES HAVE PERFORMED. THESE RETURNS DO NOT INCLUDE THE EFFECT OF ANY INVESTMENT MANAGEMENT EXPENSES. THESE RETURNS WOULD BE LOWER IF THEY INCLUDED THE EFFECT OF THESE EXPENSES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (10/31/87). SOURCE: LIPPER, INC.

*** THE LIPPER VARIABLE INSURANCE PRODUCTS (VIP) S&P 500 INDEX AVERAGE IS CALCULATED BY LIPPER ANALYTICAL SERVICES, INC. AND REFLECTS THE INVESTMENT RETURN OF CERTAIN PORTFOLIOS UNDERLYING VARIABLE LIFE AND ANNUITY PRODUCTS. THE RETURNS ARE NET OF INVESTMENT FEES AND FUND EXPENSES BUT NOT PRODUCT CHARGES. THE "SINCE INCEPTION" RETURN REFLECTS THE CLOSEST CALENDAR MONTH-END RETURN (10/31/87). SOURCE: LIPPER, INC.






--------------------------------------------------------------------------------

PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


RISK/RETURN SUMMARY CONTINUED
--------------------------------------------------------------------------------

20/20 FOCUS PORTFOLIO
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

     Our investment objective is LONG-TERM GROWTH OF CAPITAL. We seek to achieve this goal by investing primarily in up to 40 equity securities of U.S. companies that are selected by the Portfolio's two portfolio managers (up to 20 by each) as having strong capital appreciation potential. One manager will use a "value" approach which means he will attempt to identify strong companies selling at a discount from their perceived true value. The other manager will use a "growth" approach, which means he seeks companies that exhibit higher-than-average earnings growth. Up to 20% of the Portfolio's total assets may be invested in foreign securities. While we make every effort to achieve our objective, we can't guarantee success.

PRINCIPAL RISKS

     Although we try to invest wisely, all investments involve risk. Equity securities - such as common stocks - are subject to COMPANY RISK. The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Common stocks are also subject to MARKET RISK stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in the stock market. If investor sentiments turn gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of all stocks are likely to drop.

     Because our strategy for the Portfolio involves investing primarily in 40 or fewer securities, there is the risk that a loss resulting from the decline in value of one security may represent a greater portion of the total assets of the Portfolio than a portfolio that invests in a greater number of securities. In addition, the Portfolio's investments may not be as widely spread across sectors of the economy as a portfolio with a greater number of securities. Thus, the Portfolio's performance may be more sensitive to developments in a single sector of the economy than other portfolios.

     The Portfolio's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to the same types of regulatory requirements that U.S. banks and companies are. Foreign political developments and changes in currency rates may adversely affect the value of foreign securities.

     There is also risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in the Portfolio could lose value, and you could lose money. For more information about risk, see "Investment Risks."

EVALUATING PERFORMANCE

     The Portfolio commenced operations in 1999, so there is no performance history to report.




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     WHILE THE PORTFOLIOS HAVE SOME COMMON ATTRIBUTES, EACH ONE HAS ITS OWN
     PORTFOLIO MANAGERS, INVESTMENT OBJECTIVE AND POLICIES, PERFORMANCE INFORMATION, AND RISKS.

     Therefore, some sections of this prospectus deal with each Portfolio separately, while other sections address two or more Portfolios at the same time. In sections that concern one particular Portfolio as identified in the section heading, "the Portfolio" refers to that particular Portfolio.



DIVERSIFIED BOND PORTFOLIO
INVESTMENT OBJECTIVE AND POLICIES

     ---------------------------------------------------------------------------
     OUR STRATEGY

     In general, the value of debt obligations moves in the opposite direction as interest rates - if a bond is purchased and then interest rates go up, newer bonds will be worth more because they will have a higher rate of interest.

          We will adjust the mix of the Portfolio's short-term, intermediate and long term debt obligations in an attempt to benefit from price appreciation when interest rates go down and to incur smaller declines when rates go up.
     ---------------------------------------------------------------------------

     Our investment objective is a HIGH LEVEL OF INCOME OVER A LONGER TERM WHILE PROVIDING REASONABLE SAFETY OF CAPITAL. This means we look for investments that we think will provide a high level of current income, but which are not expected to involve a substantial risk of loss of capital through default. To achieve our objective, we invest primarily in intermediate and long term debt obligations that are rated investment grade and high-quality money market investments. While we make every effort to achieve our objective, we can't guarantee success.

     Debt obligations, in general, are basically written promises to repay a debt. The terms of repayment vary among the different types of debt obligations, as do the commitments of other parties to honor the obligations of the issuer of the security. The types of debt obligations in which we can invest include U.S. government securities, mortgage-related securities and corporate bonds.

     Usually at least 80% of the Portfolio's total assets will be invested in debt securities that are "investment grade." This means major rating services, like Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), have rated the securities within one of their four highest rating categories. The Portfolio may continue to hold a debt obligation if it is downgraded below investment grade after it is purchased or if it is no longer rated by a major rating service. We may also invest in lower rated securities which are riskier and considered speculative. These securities are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

     The Portfolio may invest without limit in DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT AND GOVERNMENT-RELATED ENTITIES. An example of a debt security that is backed by the full faith and credit of the U.S. government is an obligation of the Government National Mortgage Association (Ginnie Mae). In addition, we may invest in U.S. government securities issued by other government entities, like the Federal National Mortgage Association (Fannie Mae) and the Student Loan Marketing Association (Sallie Mae) which are not backed by the full faith and credit of the U.S. Government. Instead, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. The Portfolio may also invest in the debt securities of other government-related entities, like the Farm Credit System, which depend entirely upon their own resources to repay their debt.

--------------------------------------------------------------------------------
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     We may also invest up to 20% of Portfolio's total assets in debt securities issued outside the U.S. by U.S. or foreign issuers provided the securities are denominated in U.S. dollars.

     The Portfolio may also invest in CONVERTIBLE DEBT SECURITIES and CONVERTIBLE AND NON-CONVERTIBLE PREFERRED STOCKS of any rating. The Portfolio will not acquire any common stock except by converting a convertible debt security or exercising a warrant. No more than 10% of the Portfolio's total assets will be held in common stocks, and those will usually be sold as soon as a favorable opportunity arises.

     We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

     Under normal conditions, the Portfolio may invest a portion of its assets in high-quality MONEY MARKET INSTRUMENTS. In response to adverse market conditions or when restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the value of the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

     We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

     We may: purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES CONTRACTS and options on those contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

     The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

     We may also use INTEREST RATE SWAPS in the management of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.



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--------------------------------------------------------------------------------

     The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at an agreed upon price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a joint repurchase account under an order obtained from the SEC. In a JOINT REPURCHASE TRANSACTION, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

     The Portfolio may also invest up to 30% of its net assets in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale. The Portfolio will not use more than 30% of its net assets in connection with reverse repurchase transactions and dollar rolls.

     We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

     The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.



--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO
INVESTMENT OBJECTIVE AND POLICIES

     ---------------------------------------------------------------------------
     ASSET ALLOCATION

     This Portfolio is designed for investors who want investment professionals to make their asset allocation decisions for them and are seeking current income and low to moderate capital appreciation.

          We have contracted with four highly regarded sub-advisers who each will manage a portion of the Portfolio's assets. In this way, the Portfolio offers diversification not only of asset type, but also of investment style. Investors in this Portfolio should have both sufficient time and tolerance for risk to accept periodic declines in the value of their investment.
     ---------------------------------------------------------------------------

     Our investment objective is to provide CURRENT INCOME AND A REASONABLE LEVEL OF CAPITAL APPRECIATION. We seek to achieve this objective by investing in a diversified portfolio of debt and equity securities. While we make every effort to achieve our objective, we can't guarantee success.

     Under normal market conditions, we invest approximately 60% of the Portfolio's total assets in debt securities of varying maturities with a dollar-weighted average portfolio maturity of between 4 and 15 years. (The maturity of a bond is the number of years until the principal is due and payable. Weighted average maturity is calculated by adding the maturities of all of the bonds in the Portfolio and dividing by the number of bonds on a dollar-weighted basis.)

     The types of debt securities in which we can invest include U.S. government securities, corporate debt obligations, asset-backed securities, inflation-indexed bonds of governments and corporations and commercial paper. These debt securities will generally be investment grade. We may also invest up to 35% of the Portfolio's total assets in lower rated securities that are riskier and considered speculative. At the time these high-yield or "junk bonds" are purchased they will have a minimum rating of B by Moody's, S&P or another major rating service. We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

     Up to 25% of the Portfolio's total assets may be invested in debt obligations issued or guaranteed by foreign governments, their agencies and instrumentalities, supranational organizations, and foreign corporations or financial institutions. Up to 10% of the Portfolio's total assets may be invested in debt obligations of issuers in emerging markets.

     The Portfolio will normally invest approximately 40% of its total assets in equity and equity related securities issued by U.S. and foreign companies. Up to 15% of the Portfolio's total assets may be invested in FOREIGN EQUITY SECURITIES, including those of companies in emerging markets. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

     Generally, the Portfolio's assets will be allocated as shown in the table below. However, we may rebalance the Portfolio's assets at any time or add or eliminate portfolio segments, in accordance with the Portfolio's investment objective and policies.



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--------------------------------------------------------------------------------

====================================================================================================================================
   % OF ASSETS   ASSET CLASS    SUB-ADVISOR                                 INSTRUCTMENT STYLE
------------------------------------------------------------------------------------------------------------------------------------
       40%       FIXED INCOME   Pacific Investment Management Company       Mostly high-quality debt instruments
------------------------------------------------------------------------------------------------------------------------------------
       20%       FIXED INCOME   The Prudential Investment Corporation       High-yield debt, including junk bonds and
                                                                            emerging market debt
------------------------------------------------------------------------------------------------------------------------------------
       15%       EQUITIES       Jennison Associates LLC                     Growth-oriented, focusing on large-cap stocks
------------------------------------------------------------------------------------------------------------------------------------
       15%       EQUITIES       The Prudential Investment Corporation       Value-oriented, focusing on large-cap stocks
------------------------------------------------------------------------------------------------------------------------------------
        5%       EQUITIES       The Dreyfus Corporation                     Value-oriented, focusing on small-cap and
                                                                            mid-cap stocks
------------------------------------------------------------------------------------------------------------------------------------
        5%       EQUITIES       Franklin Advisors, Inc.                     Growth-oriented, focusing on small-cap and
                                                                            mid-cap stocks
------------------------------------------------------------------------------------------------------------------------------------


     We may also invest in MORTGAGE-RELATED SECURITIES. These securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. We may invest in mortgage-related securities issued and guaranteed by the U.S. government or its agencies like the Federal National Mortgage Association (Fannie Maes) and the Government National Mortgage Association (Ginnie Maes) and debt securities issued (but not guaranteed) by the Federal Home Loan Mortgage Company (Freddie Macs). Private mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default.

     We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.

     We may also invest in debt securities of the U.S. Treasury and corporations that have been issued without interest coupons or that have been stripped of their interest coupons, or have interest coupons that have been stripped from the debt obligation. These are often called STRIPPED SECURITIES.

     In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.


--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------

DERIVATIVES AND OTHER STRATEGIES

     We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

     We may: purchase and sell OPTIONS on equity securities, debt securities, financial indexes, and U.S. government securities; engage in FOREIGN CURRENCY EXCHANGE CONTRACTS and related options; purchase and write PUT and CALL OPTIONS ON FOREIGN CURRENCIES; trade CURRENCIES FUTURE CONTRACTS and options on those contracts; purchase and sell FUTURES CONTRACTS on debt securities, U.S. government securities, financial indexes and interest rates and related options; and invest in DELAYED DELIVERY and WHEN-ISSUED securities.

     The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. No more than 5% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

     We may also use INTEREST RATE SWAPS in the management of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

     The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

     The Portfolio may also invest up to 30% of its net assets in REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at an agreed price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar - but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.



--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------


     We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

     The Portfolio also follows certain policies when it BORROWS money (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.



EQUITY PORTFOLIO
INVESTMENT OBJECTIVE AND POLICIES

     ---------------------------------------------------------------------------
     VALUE APPROACH

     We use a value approach to investing which means we look for companies whose stock is selling below the price that we believe reflects its true worth based on earnings, book value and other financial measures.

          To achieve our value investment strategy, we usually buy securities that are out of favor and that many other investors are selling. We attempt to invest in companies and industries before other investors recognize their true value.
     ---------------------------------------------------------------------------


     The investment objective of this Portfolio is CAPITAL APPRECIATION. This means we seek investments that we believe will provide investment returns above broadly based market indexes. While we make every effort to achieve this objective, we can't guarantee success.

     To achieve our investment objective, we invest primarily in common stocks of major established corporations as well as smaller companies.

     A portion of the Portfolio's assets may be invested in short, intermediate or long term DEBT OBLIGATIONS, including convertible and nonconvertible PREFERRED STOCK and OTHER EQUITY-RELATED SECURITIES. Up to 5% of these holdings may be rated below investment grade. These securities are considered speculative and are sometimes referred to as "junk bonds."

     Up to 30% of the Portfolio's total assets may be invested in FOREIGN SECURITIES, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

     Under normal circumstances, the Portfolio may invest a portion of its assets in MONEY MARKET INSTRUMENTS. In addition, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments in response to adverse market conditions or when we are restructuring the Portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.




--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------


DERIVATIVES AND OTHER STRATEGIES

     We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

     We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES CONTRACTS and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

     The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

     The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

     We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

     The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.




--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------


EQUITY INCOME PORTFOLIO
INVESTMENT OBJECTIVE AND POLICIES


     ---------------------------------------------------------------------------
     CONTRARIAN APPROACH

     To achieve our value investment strategy, we generally take a strong contrarian approach to investing.

          In other words, we usually buy securities that are out of favor and that many other investors are selling, and we attempt to invest in companies and industries before other investors recognize their true value. Using these guidelines, we focus on long-term performance, not short-term gain.
     ---------------------------------------------------------------------------


     The investment objective of this Portfolio is to seek BOTH CURRENT INCOME AND CAPITAL APPRECIATION. This means we seek investments whose price will increase as well as pay dividends and other income. To achieve this objective, we look for securities we believe will provide investment returns above those of the Standard & Poor's 500 Composite Stock Price Index (the S&P 500 Index) or the NYSE Composite Index. While we make every effort to achieve this objective, we can't guarantee success.

     We will normally invest at least 65% of the Portfolio's total assets in EQUITY and EQUITY-RELATED SECURITIES. We buy common stock of companies of every size - small, medium and large capitalization. When deciding which stocks to buy, we look at a company's earnings, balance sheet and cash flow and then at how these factors impact the stock's price and return. We also buy EQUITY-RELATED SECURITIES - like bonds, corporate notes and preferred stock - that can be converted into a company's common stock or other equity security.

     Up to 35% of the Portfolio's total assets may be invested in DEBT OBLIGATIONS including non-convertible preferred stock. When acquiring these types of securities, we usually invest in obligations rated A or better by Moody's or S&P. We may also invest in obligations rated as low as CC by Moody's or Ca by S&P. These securities are considered speculative and are sometimes referred to as "junk bonds." We may also invest in instruments that are not rated, but which we believe are of comparable quality to the instruments described above.

     Up to 30% of the Portfolio's total assets may be invested in FOREIGN SECURITIES, including money market instruments, equity securities and debt obligations. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

     Under normal circumstances, the Portfolio may invest up to 35% of its total assets in high-quality MONEY MARKET INSTRUMENTS. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

     The Portfolio may also invest in REAL ESTATE INVESTMENT TRUSTS (REITs). A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.



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--------------------------------------------------------------------------------


DERIVATIVES AND OTHER STRATEGIES

     We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

     We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency futures contracts and options on these FUTURES CONTRACTS; enter into FORWARD FOREIGN CURRENCY exchange contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

     The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

     The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

     We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

     The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.



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--------------------------------------------------------------------------------




GLOBAL PORTFOLIO
INVESTMENT OBJECTIVE AND POLICIES

     ---------------------------------------------------------------------------
     GLOBAL INVESTING

     This portfolio is intended to provide investors with the opportunity to invest in companies located throughout the world.

          Although we are not required to invest in a minimum number of countries, we intend generally to invest in at least three countries, including the U.S. However, in response to market conditions, we can invest up to 35% of the Portfolio's total assets in any one country other than the U.S.
     ---------------------------------------------------------------------------

     The investment objective of this Portfolio is LONG TERM GROWTH OF CAPITAL. To achieve this objective, we invest primarily in equity and equity-related securities of foreign and U.S. companies. While we make every effort to achieve this objective, we can't guarantee success.

     When selecting stocks, we use a growth approach which means we look for companies that have above-average growth prospects. In making our stock picks, we look for companies that have had growth in earnings and sales, high returns on equity and assets or other strong financial characteristics. Often, the companies we chose have superior management, a unique market niche or a strong new product.

     The Portfolio may invest up to 100% of its assets in MONEY MARKET INSTRUMENTS in response to adverse market conditions or when we are restructuring the Portfolio. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

     We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

     We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell FUTURES contracts on stock indexes, debt securities, interest rate indexes and foreign currencies and options on these futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

     The Portfolio may also enter into short SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

     The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of


--------------------------------------------------------------------------------
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HOW THE PORTFOLIOS INVEST CONTINUED
--------------------------------------------------------------------------------


     the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

     We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

     The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.



HIGH YIELD BOND PORTFOLIO
INVESTMENT OBJECTIVE AND POLICIES

     ---------------------------------------------------------------------------
     HIGH YIELD/HIGH RISK

     Lower rated and comparable unrated securities tend to offer better yields than higher rated securities with the same maturities because the issuer's past financial condition may not have been as strong as that of higher rated issuers.

          Changes in the perception of the creditworthiness of the issuers of lower rated securities tend to occur more frequently and in a more pronounced manner than for issuers of higher rated securities.
     ---------------------------------------------------------------------------


     The investment objective of this Portfolio is a HIGH TOTAL RETURN. In pursuing our objective, we invest in high yield/high risk debt securities. While we make every effort to achieve this objective, we can't guarantee success.

     Normally, we will invest at least 80% of the Portfolio's total assets in medium to lower rated debt securities. These high-yield or "junk bonds" are riskier than higher rated bonds and are considered speculative.

     The Portfolio may also invest up to 20% of its total assets in U.S. dollar denominated DEBT SECURITIES issued outside the U.S. by foreign and U.S. issuers. The Portfolio may also acquire convertible and nonconvertible debt securities and preferred stock. The Portfolio will not invest in common stocks, except when they are included as part of a debt security.

     We may also invest in loans arranged through private negotiations between a corporation which is the borrower and one or more financial institutions that are the lenders. Generally, these types of investments are in the form of LOAN PARTICIPATIONS. In loan participations, the Portfolio will have a contractual relationship with the lender but not with the borrower. This means the Portfolio will only have rights to principal and interest received by the lender. It will not be able to enforce compliance by the borrower with the terms of the loan and may not have a right to any collateral securing the loan. If the lender becomes insolvent, the Portfolio may be treated as a general creditor and will not benefit from any set-off between the lender and the borrower.



--------------------------------------------------------------------------------
110
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PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


--------------------------------------------------------------------------------


     Under normal circumstances, the Portfolio may invest in MONEY MARKET INSTRUMENTS and COMMERCIAL PAPER of domestic corporations. In response to adverse market conditions or when we are restructuring the Portfolio, we may temporarily invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

DERIVIATIVES AND OTHER STRATEGIES

     We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, interest rate or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

     We may: purchase and sell OPTIONS on debt securities; purchase and sell interest rate FUTURES CONTRACTS and options on these futures contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

     The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX which means it owns securities identical to those sold short.

     We may also use INTEREST RATE SWAPS in the management of the Portfolio. In an interest rate swap the Portfolio and another party agree to exchange interest payments. For example, the Portfolio may wish to exchange a floating rate of interest for a fixed rate. We would enter into this type of a swap if we think interest rates are going down.

     The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

     The Portfolio may use up to 30% of its net assets in connection with REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLLS. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security. Dollar rolls involve the sale by the Portfolio of a security for delivery in the current month with a promise to repurchase from the buyer a substantially similar but not necessarily the same - security at a set price and date in the future. During the "roll period," the Portfolio does not receive any principal or interest on the security. Instead it is compensated by the difference between the current sales price and the price of the future purchase, as well as any interest earned on the cash proceeds from the original sale.



--------------------------------------------------------------------------------
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HOW THE PORTFOLIOS INVEST CONTINUED
--------------------------------------------------------------------------------


     We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

     The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds illiquid securities (the Portfolio may hold up to 15% of its net assets in ILLIQUID SECURITIES, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.



MONEY MARKET PORTFOLIO
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


     ---------------------------------------------------------------------------
     STEADY NET ASSET VALUE

     The net asset value for the Portfolio will ordinarily remain at $10 per share because dividends are declared and reinvested daily.

          The price of each share remains the same, but you will have more shares when dividends are declared.
     ---------------------------------------------------------------------------


     The investment objective of this Portfolio is to SEEK THE MAXIMUM CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND MAINTENANCE OF LIQUIDITY. This means we seek investments that we think will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success.

     We invest in a diversified portfolio of short-term debt obligations issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, asset backed securities, funding agreements, certificates of deposit, floating and variable rate demand notes, notes and other obligations issued by banks, corporations and other companies (including trust structures), and obligations issued by foreign banks, companies or foreign governments.

     We make investments that meet the requirements of specific rules designed for money market mutual funds, such as the Investment Company Act Rule 2a-7. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments that we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security is: (i) rated in one of the two highest short-term rating categories by at least two major rating services (or if only one major rating service has rated the security, as rated by that service); or (ii) if unrated, of comparable quality in our judgment. All securities that we purchase will be denominated in U.S. dollars.

     COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans or credit card receivables. FUNDING agreements are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased


--------------------------------------------------------------------------------
112
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PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


--------------------------------------------------------------------------------


     by money market funds, funding agreements will typically be short-term and will provide an adjustable rate of interest. CERTIFICATES OF DEPOSIT, TIME DEPOSITS and BANKERS' ACCEPTANCES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised.

     We may purchase DEBT SECURITIES that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that longer term securities can be purchased because of our expectation that we can demand repayment of the obligation at a set price within a relatively short period of time, in compliance with the rules applicable to money market mutual funds.

     The Portfolio may also purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Portfolio will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Portfolio.

     The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.

     AN INVESTMENT IN THE PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $10 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

OTHER STRATEGIES

     We may also use alternative investment strategies to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

     We may purchase securities on a WHEN-ISSUED or DELAYED-DELIVERY basis. The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

     The Portfolio may use up to 10% of its net assets in connection with REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase transaction, the Portfolio sells a security it owns and agrees to buy it back at an agreed price and date. During the period the security is held by the other party, the Portfolio may continue to receive principal and interest payments on the security.



--------------------------------------------------------------------------------
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HOW THE PORTFOLIOS INVEST CONTINUED
--------------------------------------------------------------------------------


     We will consider other factors (such as cost) in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

     The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets) and holds ILLIQUID SECURITIES (the Portfolio may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


PRUDENTIAL JENNISON PORTFOLIO
INVESTMENT OBJECTIVE AND POLICIES


     ---------------------------------------------------------------------------
     INVESTMENT STRATEGY

     We seek to invest in equity securities of established companies with above-average growth prospects. We select stocks on a company-by-company basis using fundamental analysis.

          In making our stock picks, we look for companies that have had growth in earnings and sales, high returns on equity and assets or other strong financial characteristics. Often, the companies we choose have superior management, a unique market niche or a strong new product.
     ---------------------------------------------------------------------------


     The investment objective of this Portfolio is to achieve LONG TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success.

     In pursuing our objective, we normally invest 65% of the Portfolio's total assets in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.

     For the balance of the Portfolio, we may invest in COMMON STOCKS, PREFERRED STOCKS and OTHER EQUITY-RELATED SECURITIES of companies that are undergoing changes in management, product and/or marketing dynamics which we believe have not yet been reflected in reported earnings or recognized by investors. In addition, we may invest in DEBT SECURITIES and MORTGAGE-RELATED SECURITIES. These securities may be rated as low as Baa by Moody's or BBB by S&P (or if unrated, of comparable quality in our judgment).

     The Portfolio may also invest in OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES. In addition, up to 30% of the Portfolio's assets may be invested in FOREIGN EQUITY and EQUITY-RELATED SECURITIES. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

     In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in MONEY MARKET INSTRUMENTS. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.



--------------------------------------------------------------------------------
114
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PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


--------------------------------------------------------------------------------


DERIVATIVES AND OTHER STRATEGIES

     We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money. With derivatives, we try to predict whether the underlying investment - a security, market index, currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

     We may: purchase and sell OPTIONS on equity securities, stock indexes and foreign currencies; purchase and sell stock index and foreign currency FUTURES contracts and options on those futures contracts; enter into FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

     The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the security's price. The Portfolio borrows the security for delivery and if it can buy the security later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

     The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

     We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

     The Portfolio also follows certain policies when it BORROWS money (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.



--------------------------------------------------------------------------------
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HOW THE PORTFOLIOS INVEST CONTINUED
--------------------------------------------------------------------------------


SMALL CAPITALIZATION STOCK PORTFOLIO
INVESTMENT OBJECTIVE AND POLICIES


     ---------------------------------------------------------------------------
     S&P SMALLCAP INDEX

     We attempt to duplicate the performance of the Standard & Poor's Small Capitalization Stock Index, a market-weighted index which consists of 600 smaller capitalization U.S. stocks.

          The market capitalization of the companies that make up the S&P SmallCap Index may change from time to time - as of February 28, 1999, the S&P SmallCap stocks had market capitalizations of between $18 million and $3.4 billion. They are selected for market size, liquidity and industry group. The S&P SmallCap Index has above-average risk and may fluctuate more than the S&P 500 Index.
     ---------------------------------------------------------------------------

     The investment objective of this Portfolio is LONG-TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success.

     To achieve this objective, we attempt to duplicate the performance of the S&P SmallCap Index. Normally we do this by investing in all or a representative sample of the STOCKS in the S&P Small Cap Index. Thus, the Portfolio is not "managed" in the traditional sense of using market and economic analyses to select stocks.

     The Portfolio may also hold CASH or CASH EQUIVALENTS, in which case its performance will differ from the Index's. We attempt to minimize these differences by using stock index FUTURES contracts, OPTIONS on stock indexes and OPTIONS on stock index futures contracts. The Portfolio will not use these derivative securities for speculative purposes or to hedge against a decline in the value of the Portfolio's holdings.

ALTERNATIVE STRATEGIES

     We may also use alternative investment strategies to try to improve the Portfolio's returns or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will not lose money.

     We may: purchase and sell OPTIONS on equity securities and stock indexes; purchase and sell stock index futures contracts and options on those futures contracts; and purchase securities on a WHEN-ISSUED or DELAYED DELIVERY basis.

     The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

     The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.



--------------------------------------------------------------------------------
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PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


--------------------------------------------------------------------------------


     We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

     The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval.

     For more information about these restrictions, see the SAI.

     A STOCK'S INCLUSION IN THE S&P SMALL CAP INDEX IN NO WAY IMPLIES S&P'S OPINION AS TO THE STOCK'S ATTRACTIVENESS AS AN INVESTMENT. THE PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P. S&P MAKES NO REPRESENTATIONS REGARDING THE ADVISABILITY OF INVESTING IN THE PORTFOLIO. "STANDARD & POOR'S," "STANDARD & POOR'S SMALL CAPITALIZATION STOCK INDEX" AND "STANDARD & POOR'S SMALLCAP 600" ARE TRADEMARKS OF MCGRAW HILL.



STOCK INDEX PORTFOLIO
INVESTMENT OBJECTIVE AND POLICIES


     ---------------------------------------------------------------------------
     S&P 500 INDEX

     We attempt to duplicate the performance of the S&P 500 Index, a market-weighted index which represents more than 70% of the market value of all publicly-traded common stocks.
     ---------------------------------------------------------------------------


     The investment objective of this Portfolio is to achieve INVESTMENT RESULTS THAT GENERALLY CORRESPOND TO THE PERFORMANCE OF PUBLICLY-TRADED COMMON STOCKS. To achieve this goal, we attempt to duplicate the performance of the S&P 500 Index. While we make every effort to achieve this objective, we can't guarantee success.

     Under normal conditions, we attempt to invest in all 500 stocks represented in the S&P 500 Index in proportion to their weighting in the Index. We will attempt to remain as fully invested in the S&P 500 stocks as possible in light of cash flow into and out of the Portfolio.

     To manage investments and redemptions in the Portfolio, we may temporarily hold cash or invest in high-quality MONEY MARKET INSTRUMENTS. To the extent we do so, the Portfolio's performance will differ from that of the Index. We attempt to minimize differences in the performance of the Portfolio and the Index by using stock index FUTURES contracts, OPTIONS on stock indexes and options on stock index futures contracts. The Portfolio will not use these derivative securities for speculative purposes or to hedge against a decline in the value of the Portfolio's holdings.

ALTERNATIVE STRATEGIES

     We may also use alternative investment strategies to try to improve the Portfolio's returns or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to


--------------------------------------------------------------------------------
                                                                             117
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PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


HOW THE PORTFOLIOS INVEST CONTINUED
--------------------------------------------------------------------------------


     implement these strategies will be available or that the Portfolio will not lose money.

     We may purchase and sell OPTIONS on stock indexes and purchase and sell stock index FUTURES CONTRACTS and options on those futures contracts.

     The Portfolio may also enter into SHORT SALES AGAINST-THE-BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A short sale is "against-the-box" when the Portfolio owns an equal amount of the securities sold short or owns securities that can be converted into the securities sold.

     The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

     We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

     The Portfolio also follows certain policies when it BORROWS MONEY (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and HOLDS ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

     A STOCK'S INCLUSION IN THE S&P 500 INDEX IN NO WAY IMPLIES S&P'S OPINION AS TO THE STOCK'S ATTRACTIVENESS AS AN INVESTMENT. THE PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P. S&P MAKES NO REPRESENTATIONS REGARDING THE ADVISABILITY OF INVESTING IN THE PORTFOLIO. "STANDARD & POOR'S," "STANDARD & POOR'S 500" AND "500" ARE TRADEMARKS OF MCGRAW HILL.




--------------------------------------------------------------------------------
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PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


--------------------------------------------------------------------------------


20/20 FOCUS PORTFOLIO
INVESTMENT OBJECTIVE AND POLICIES


     ---------------------------------------------------------------------------
     VALUE & GROWTH APPROACHES

     Our strategy is to combine the efforts of two outstanding portfolio managers, each with a different investment style, and to invest in only the favorite stock picks of each manager.

          One manager will invest using a value approach, which means he will attempt to identify strong companies selling at a discount from their perceived true value. The other manager will use a growth approach, which means he seeks companies that exhibit higher-than-average earnings growth.
     ---------------------------------------------------------------------------


     The investment objective of this Portfolio is LONG-TERM GROWTH OF CAPITAL. This means we seek investments whose price will increase over several years. While we make every effort to achieve this objective, we can't guarantee success.

     To achieve this objective, the Portfolio will invest primarily in up to 40 equity securities of U.S. companies that are selected by the Portfolio's two portfolio managers as having strong capital appreciation potential. Each portfolio manager will manage his own portion of the Portfolio's assets, which will usually include a maximum of 20 securities. Because the Portfolio will be investing in 40 or fewer securities, an investment in this Portfolio may be riskier than an investment in a more widely diversified fund. We intend to be fully invested, holding less than 5% in cash, under normal market conditions.

     Normally, the Portfolio will invest at least 80% of its total assets in common stocks and equity-related securities such as PREFERRED STOCKS, CONVERTIBLE STOCKS, and equity interests in PARTNERSHIPS, JOINT VENTURES and OTHER NONCORPORATE ENTITIES. We may also invest in warrants and similar rights that can be exercised for equity securities, but will not invest more than 5% of the Portfolio's total assets in unattached warrants or rights. The Portfolio may invest up to 20% of its total assets in CASH, OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES and DERIVATIVES. Up to 20% of the Portfolio's total assets may be invested in FOREIGN SECURITIES. For these purposes, we do not consider American Depositary Receipts (ADRs) as foreign securities. (ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank.)

     The Portfolio may also invest in REAL ESTATE INVESTMENT TRUSTS (REITs). A REIT is a company that manages a portfolio of real estate to earn profits for its shareholders. Some REITs acquire equity interests in real estate and then receive income from rents and capital gains when the buildings are sold. Other REITs lend money to real estate developers and receive interest income from the mortgages. Some REITs invest in both types of interests.

     We may invest in high quality MONEY MARKET INSTRUMENTS. In response to adverse market conditions or when restructuring the Portfolio, we may invest up to 100% of the Portfolio's assets in money market instruments. Investing heavily in these securities limits our ability to achieve our investment objective, but can help to preserve the Portfolio's assets when the markets are unstable.

DERIVATIVES AND OTHER STRATEGIES

     We may also use alternative investment strategies - including DERIVATIVES - to try to improve the Portfolio's returns, protect its assets or for short-term cash management. There is no guarantee that these strategies will work, that the instruments necessary to implement these strategies will be available or that the Portfolio will


--------------------------------------------------------------------------------

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HOW THE PORTFOLIOS INVEST CONTINUED
--------------------------------------------------------------------------------


     not lose money. With derivatives, we try to predict whether the underlying investment - a market index, currency or some other benchmark - will go up or down at some future date. We may use derivatives to try to reduce risk or to increase return consistent with the Portfolio's overall investment objective.

     We may: purchase and sell OPTIONS on financial indexes that are traded on U.S or foreign securities exchanges or in the over-the-counter market; purchase and sell FUTURES contracts on stock indexes and foreign currencies and options on those contracts; and purchase or sell securities on a when-issued or delayed delivery basis.

     The Portfolio may also enter into SHORT SALES. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. The Portfolio borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. No more than 25% of the Portfolio's net assets may be used as collateral or segregated for purposes of securing a short sale obligation. We may also use up to 25% of the Portfolio's net assets for SHORT SALES AGAINST-THE-BOX which means the Portfolio owns securities identical to those sold short.

     The Portfolio may also enter into REPURCHASE AGREEMENTS. In a repurchase transaction, the Portfolio agrees to purchase certain securities and the seller agrees to repurchase the same securities at a set price on a specified date. This creates a fixed return for the Portfolio. The Portfolio may participate with certain other Portfolios of the Fund in a JOINT REPURCHASE ACCOUNT under an order obtained from the SEC. In a joint repurchase transaction, uninvested cash balances of various Portfolios are added together and invested in one or more repurchase agreements. Each of the participating Portfolios receives a portion of the income earned in the joint account based on the percentage of its investment.

     We will consider factors such as cost and volatility in deciding whether to employ any particular strategy or use any particular instrument. Any derivatives we use may not match the Portfolio's underlying holdings. For more information about these strategies, see the SAI, "Investment Objectives and Policies of the Portfolios."

ADDITIONAL STRATEGIES

     The Portfolio also follows certain policies when it BORROWS money (the Portfolio may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES; and holds ILLIQUID SECURITIES (the Portfolio may hold up to 15% of its net assets in illiquid securities, including securities with legal or contractual restrictions on resale, those without a readily available market and repurchase agreements with maturities longer than seven days). The Portfolio is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

INVESTMENT RISKS

     As noted, all investments involve risk, and investing in the Portfolios is no exception. This chart outlines the key risks and potential rewards of the principal investments and certain other investments each Portfolio may make. See also, "Investment Objectives and Policies of the Portfolios" in the SAI.




--------------------------------------------------------------------------------
120
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PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


----------------------------------------------------
                            PORTFOLIO AND % OF      --------------------------------------------------------------------------------
INVESTMENT TYPE             PORTFOLIO'S TOTAL ASSETS          RISKS                                 POTENTIAL REWARDS
------------------------------------------------------------------------------------------------------------------------------------
HIGH-QUALITY MONEY          ALL PORTFOLIOS                   o    Credit risk-the risk that        o    Regular interest income
MARKET OBLIGATIONS OF       % VARIES                              the borrower can't pay
ALL TYPES                                                         back the money borrowed
                                                                                                   o    Generally more secure
                                                             o    Market risk - the risk                than stocks since
                                                                  that the obligations may              companies must pay their
                                                                  lose value because                    debts before they pay
                                                                  interest rates change or              dividends
                                                                  there is a lack of
                                                                  confidence in the
                                                                  borrower

------------------------------------------------------------------------------------------------------------------------------------

EQUITY AND EQUITY-          EQUITY SECURITIES: ALL           o    Individual stocks could          o    Historically, stocks have
RELATED SECURITIES          PORTFOLIOS EXCEPT MONEY MARKET        lose value                            outperformed other
                            % VARIES                                                                    investments over the long
                                                             o    The equity markets could              term
                            EQUITY-RELATED SECURITIES:            go down, resulting in a
                            DIVERSIFIED BOND, DIVERSIFIED         decline in value of a            o    Generally, economic
                            CONSERVATIVE GROWTH, EQUITY,          Portfolio's investments               growth means higher
                            EQUITY INCOME, GLOBAL, HIGH                                                 corporate profits, which
                            YIELD BOND, PRUDENTIAL           o    Companies that pay                    leads to an increase in
                            JENNISON, SMALL CAPITALIZATION        dividends may not do so               stock prices, known as
                            STOCK                                 if they don't have                    capital appreciation
                            % VARIES                              profits or adequate cash
                                                                  flow                             o    May be a source of
                                                                                                        dividend income
                                                             o    Changes in economic or
                                                                  political conditions,            o    Highly successful
                                                                  both U.S. and                         small-cap companies can
                                                                  international, may result             outperform larger ones
                                                                  in a decline in the value
                                                                  of a Portfolio's
                                                                  investments

                                                             o    Small-cap companies are
                                                                  more likely to reinvest
                                                                  earnings and not pay
                                                                  dividends

                                                             o    Changes in interest rates
                                                                  may affect the securities
                                                                  of small- and
                                                                  medium-sized companies
                                                                  more than the securities
                                                                  of larger companies.

------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT GRADE            ALL PORTFOLIOS EXCEPT:           o    A Portfolio's holdings,          o    Bonds have generally
DEBT SECURITIES             SMALL CAPITALIZATION STOCK,           share price, yield, and               outperformed money market
                            STOCK INDEX, 20/20 FOCUS              total return may                      instruments over the long
                            % VARIES                              fluctuate in response to              term with less risk than
                                                                  bond market movements                 stocks

                                                             o    Credit risk - the default        o    Most bonds will rise in
                                                                  of an issuer would leave              value when interest rates
                                                                  a Portfolio with unpaid               fall
                                                                  interest or principal.
                                                                  The lower a bond's               o    Regular interest income
                                                                  quality, the higher its
                                                                  potential volatility

------------------------------------------------------------------------------------------------------------------------------------
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

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                                                                             121

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PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


----------------------------------------------------
                            PORTFOLIO AND % OF      --------------------------------------------------------------------------------
INVESTMENT TYPE (CONT.)     PORTFOLIO'S TOTAL ASSETS          RISKS                                 POTENTIAL REWARDS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE            ALL PORTFOLIOS EXCEPT:           o    Market risk - the risk           o    Investment grade bonds
DEBT SECURITIES CONTINUED   SMALL CAPITALIZATION STOCK,           that the market value of              have a lower risk of
                            STOCK INDEX, 20/20 FOCUS              an investment may move up             default
                            % VARIES                              or down, sometimes
                                                                  rapidly or unpredictably.        o    Generally more secure
                                                                  Market risk may affect an             than stocks since
                                                                  industry, sector, or the              companies must pay their
                                                                  market as a whole                     debts before they pay
                                                                                                        dividends

                                                             o    Interest rate risk - the
                                                                  value of most bonds will
                                                                  fall when interest rates
                                                                  rise; the longer a bond's
                                                                  maturity and the lower
                                                                  its credit quality, the
                                                                  more its value typically
                                                                  falls. It can lead to
                                                                  price volatility

------------------------------------------------------------------------------------------------------------------------------------

HIGH YIELD DEBT SECURITIES  DIVERSIFIED BOND, DIVERSIFIED    o    Higher market risk               o    May offer higher interest
(JUNK BONDS)                CONSERVATIVE GROWTH, EQUITY,                                                income than higher
                            EQUITY INCOME, HIGH YIELD BOND   o    Higher credit risk                    quality debt securities
                            % VARIES
                                                             o    May be more illiquid
                                                                  (harder to value and
                                                                  sell), in which case
                                                                  valuation would depend
                                                                  more on the investment
                                                                  adviser's judgment than
                                                                  is generally the case
                                                                  with higher rated
                                                                  securities

------------------------------------------------------------------------------------------------------------------------------------

FOREIGN SECURITIES          DIVERSIFIED BOND, DIVERSIFIED    o    Foreign markets,                 o    Investors can participate
                            CONSERVATIVE GROWTH, EQUITY,          economies and political               in the growth of foreign
                            EQUITY INCOME, GLOBAL, HIGH           systems may not be as                 markets and companies
                            YIELD BOND, MONEY MARKET,             stable as in the U.S.                 operating in those
                            PRUDENTIAL JENNISON, 20/20                                                  markets
                            FOCUS                            o    Currency risk - changing
                            % VARIES                              values of foreign                o    Changing value of foreign
                                                                  currencies                            currencies
                            OPTIONS ON FOREIGN
                            CURRENCIES:                      o    May be less liquid than          o    Opportunities for
                            DIVERSIFIED CONSERVATIVE              U.S. stocks and bonds                 diversification
                            GROWTH, EQUITY, EQUITY INCOME,
                            GLOBAL, PRUDENTIAL JENNISON      o    Differences in foreign
                            % VARIES                              laws, accounting
                                                                  standards, public
                                                                  information, custody and
                            FUTURES ON FOREIGN                    settlement practices
                            CURRENCIES:
                            DIVERSIFIED CONSERVATIVE         o    Year 2000 conversion may
                            GROWTH, EQUITY, EQUITY INCOME,        be more of a problem for
                            GLOBAL, PRUDENTIAL JENNISON,          some foreign issuers
                            20/20 FOCUS
                            % VARIES



------------------------------------------------------------------------------------------------------------------------------------
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


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122
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PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


----------------------------------------------------
                            PORTFOLIO AND % OF      --------------------------------------------------------------------------------
INVESTMENT TYPE (CONT.)     PORTFOLIO'S TOTAL ASSETS          RISKS                                 POTENTIAL REWARDS
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES                 OPTIONS ON EQUITY                o    Derivatives, such as             o    A Portfolio could make
                            SECURITIES:                           futures, options and                  money and protect against
                            DIVERSIFIED CONSERVATIVE              foreign currency forward              losses if the investment
                            GROWTH, EQUITY, EQUITY INCOME,        contracts, may not fully              analysis proves correct
                            GLOBAL, PRUDENTIAL JENNISON,          offset the underlying
                            SMALL CAPITALIZATION STOCK,           positions and this could         o    Derivatives that involve
                            STOCK INDEX                           result in losses to a                 leverage could generate
                            % VARIES                              Portfolio that would not              substantial gains at low
                                                                  have otherwise occurred               cost
                            OPTIONS ON DEBT SECURITIES:
                            DIVERSIFIED BOND, DIVERSIFIED    o    Derivatives used for risk        o    One way to manage a
                            CONSERVATIVE GROWTH, HIGH             management may not have               Portfolio's risk/return
                            YIELD BOND                            the intended effects and              balance is to lock in the
                            % VARIES                              may result in losses or               value of an investment
                                                                  missed opportunities                  ahead of time
                            OPTIONS ON STOCK INDEXES:
                                                             o    The other party to a
                            DIVERSIFIED CONSERVATIVE              derivatives contract
                            GROWTH, EQUITY, EQUITY INCOME,        could default
                            GLOBAL, PRUDENTIAL JENNISON,
                            SMALL CAPITALIZATION STOCK,      o    Derivatives that involve
                            STOCK INDEX, 20/20 FOCUS              leverage could magnify
                            % VARIES                              losses

                            FUTURES CONTRACTS ON STOCK       o    Certain types of
                            INDEXES:                              derivatives involve costs
                            DIVERSIFIED CONSERVATIVE              to a Portfolio that can
                            GROWTH, EQUITY, EQUITY INCOME,        reduce returns
                            GLOBAL, PRUDENTIAL JENNISON,
                            SMALL CAPITALIZATION STOCK,
                            STOCK INDEX, 20/20 FOCUS
                            % VARIES

                            FUTURES ON DEBT SECURITIES AND
                            INTEREST RATE INDEXES:

                            DIVERSIFIED BOND, DIVERSIFIED
                            CONSERVATIVE GROWTH, HIGH
                            YIELD BOND
                            % VARIES

                            INTEREST RATE SWAPS:
                            DIVERSIFIED BOND, DIVERSIFIED
                            CONSERVATIVE GROWTH, HIGH
                            YIELD BOND
                            % VARIES


------------------------------------------------------------------------------------------------------------------------------------
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



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
----------------------------------------------------
                            PORTFOLIO AND % OF      --------------------------------------------------------------------------------
INVESTMENT TYPE (CONT.)     PORTFOLIO'S TOTAL ASSETS          RISKS                                 POTENTIAL REWARDS
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED &           DIVERSIFIED CONSERVATIVE         o    Prepayment risk - the            o    Regular interest income
ASSET-BACKED SECURITIES     GROWTH, MONEY MARKET,                 risk that the underlying
                            PRUDENTIAL JENNISON                   mortgage or other debt           o    Pass-through instruments
                            % VARIES                              may be prepaid partially              provide greater
                                                                  or completely, generally              diversification than
                                                                  during periods of falling             direct ownership of loans
                                                                  interest rates, which
                                                                  could adversely affect           o    Certain mortgage-backed
                                                                  yield to maturity and                 securities may benefit
                                                                  could require a Portfolio             from security interest in
                                                                  to reinvest in                        real estate collateral
                                                                  lower-yielding securities

                                                             o    Credit risk - the risk
                                                                  that the underlying
                                                                  mortgages or receivables
                                                                  will not be paid by
                                                                  debtors or by credit
                                                                  insurers or guarantors of
                                                                  such instruments and thus
                                                                  may involve greater risk

                                                             o    Market risk

------------------------------------------------------------------------------------------------------------------------------------

ZERO COUPON BONDS           DIVERSIFIED CONSERVATIVE         o    Typically subject to             o    Value rises faster when
                            GROWTH                                greater volatility and                interest rates fall
                                                                  less liquidity in adverse
                                                                  markets than other debt
                                                                  securities

                                                             o    Credit risk

                                                             o    Market risk


------------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE                 EQUITY INCOME, 20/20 FOCUS       o    Performance depends on           o    Real estate holdings can
INVESTMENT TRUSTS           % VARIES                              the strength of real                  generate good returns
(REITS)                                                           estate markets, REIT                  from rents, rising market
                                                                  management and property               values, etc.
                                                                  management which can be
                                                                  affected by many factors,        o    Greater diversification
                                                                  including national and                than direct ownership
                                                                  regional economic
                                                                  conditions

------------------------------------------------------------------------------------------------------------------------------------

ILLIQUID SECURITIES         ALL PORTFOLIOS EXCEPT MONEY      o    May be difficult to value        o    May offer a more
                            MARKET (15% OF ITS NET ASSETS)        precisely                             attractive yield than
                                                                                                        more widely traded
                            MONEY MARKET PORTFOLIO           o    May be difficult to sell              securities
                            (10% OF ITS NET ASSETS)               at the time or price
                                                                  desired
------------------------------------------------------------------------------------------------------------------------------------

LOAN PARTICIPATIONS         DIVERSIFIED BOND, DIVERSIFIED    o    Credit risk                      o    May offer right to
                            CONSERVATIVE GROWTH, HIGH                                                   receive principal,
                            YIELD BOND, MONEY MARKET         o    Market risk                           interest and fees without
                            % VARIES                                                                    as much risk as lender
                                                             o    A Portfolio has no rights
                                                                  against the borrower in
                                                                  the event the borrower
                                                                  does not repay the loan

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               THIS CHART CONTINUES ON THE NEXT PAGE


--------------------------------------------------------------------------------

PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


----------------------------------------------------
                            PORTFOLIO AND % OF      --------------------------------------------------------------------------------
INVESTMENT TYPE (CONT.)     PORTFOLIO'S TOTAL ASSETS          RISKS                                 POTENTIAL REWARDS
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED     WHEN-ISSUED AND DELAYED          o    Use of such instruments          o    Use of instruments may
DELIVERY SECURITIES,        DELIVERY SECURITIES:                  and strategies may                    magnify underlying
REVERSE REPURCHASE          DIVERSIFIED BOND, DIVERSIFIED         magnify underlying                    investment gains
AGREEMENTS, DOLLAR          CONSERVATIVE GROWTH, EQUITY,          investment losses
ROLLS AND SHORT SALES       EQUITY INCOME, GLOBAL, HIGH
                            YIELD BOND, MONEY MARKET,        o    Investment costs may
                            PRUDENTIAL JENNISON, SMALL            exceed potential
                            CAPITALIZATION STOCK                  underlying investment
                            % VARIES                              gains

                            REVERSE REPURCHASE AGREEMENTS:
                            DIVERSIFIED BOND, DIVERSIFIED
                            CONSERVATIVE GROWTH, HIGH
                            YIELD BOND, MONEY MARKET AND
                            THE MONEY MARKET PORTION OF
                            ANY PORTFOLIO
                            % VARIES

                            DOLLAR ROLLS:
                            DIVERSIFIED BOND, DIVERSIFIED
                            CONSERVATIVE GROWTH, HIGH
                            YIELD BOND
                            % VARIES

                            SHORT SALES:
                            DIVERSIFIED BOND, DIVERSIFIED
                            CONSERVATIVE GROWTH, HIGH
                            YIELD BOND, 20/20 FOCUS
                            % VARIES

                            SHORT SALES AGAINST THE BOX:
                            ALL PORTFOLIOS EXCEPT THE
                            MONEY MARKET
                            % VARIES


------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


HOW THE PORTFOLIOS ARE MANAGED
--------------------------------------------------------------------------------


INVESTMENT ADVISER

     The Prudential Life Insurance Company of America (Prudential) serves as the overall investment adviser for the Fund. Founded in 1875, it is responsible for the management of the Fund and provides investment advice and related services to each Portfolio. As of December 31, 1998, Prudential had total assets under management of approximately $334 billion. Prudential is located at 751 Broad Street, Newark, New Jersey 07102-3777.

     Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization." On February 10, 1998, the Company's Board of Directors authorized management to take the preliminary steps necessary to allow the Company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the Company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval, all of which could take two or more years to complete. Prudential's management and Board of Directors have not yet determined to demutualize and it is possible that, after careful review, Prudential could decide not to go public.

     The following chart lists the total investment advisory fees paid in 1998 as a percentage of the Portfolio's average net assets. For the two new Portfolios, the following chart describes the fee arrangement.

FEE ARRANGEMENT (1998)
-------------------------------------------------------------------------------------------------
PORTFOLIO                                         TOTAL ADVISORY FEES AND % OF AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------------
Diversified Bond                                                                             0.40
-------------------------------------------------------------------------------------------------
Diversified Conservative Growth                                                              0.75
-------------------------------------------------------------------------------------------------
Equity                                                                                       0.45
-------------------------------------------------------------------------------------------------
Equity Income                                                                                0.40
-------------------------------------------------------------------------------------------------
Global                                                                                       0.75
-------------------------------------------------------------------------------------------------
High Yield Bond                                                                              0.55
-------------------------------------------------------------------------------------------------
Money Market                                                                                 0.40
-------------------------------------------------------------------------------------------------
Prudential Jennison                                                                          0.60
-------------------------------------------------------------------------------------------------
Small Capitalization Stock                                                                   0.40
-------------------------------------------------------------------------------------------------
Stock Index                                                                                  0.35
-------------------------------------------------------------------------------------------------
20/20 Focus                                                                                  0.75
-------------------------------------------------------------------------------------------------

INVESTMENT SUB-ADVISERS

     For each Portfolio, a sub-adviser provides day-to-day investment management. Prudential pays the sub-adviser out of the fee Prudential receives from the Fund.

     Prudential Investment Corporation (PIC), a wholly owned subsidiary of Prudential, provides substantially all of the investment advisory services for the Portfolios, except the services provided by the sub-advisers listed below. PIC's address is 751 Broad Street, Newark, New Jersey 07102-3777.

     Jennison Associates LLC (Jennison), a wholly owned subsidiary of Prudential, provides substantially all of the investment advisory services for the Prudential Jennison Portfolio and the growth equity portion of the assets

--------------------------------------------------------------------------------
126

PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES
--------------------------------------------------------------------------------

     for the 20/20 Focus Portfolio. Jennison's address is 466 Lexington Avenue, New York, New York 10017. As of December 31, 1998, Jennison had over $46 billion in assets under management for institutional and mutual fund clients.

     For the Diversified Conservative Growth Portfolio, Prudential serves as overall investment manager and is responsible for selecting sub-advisers to handle the day-to-day investment management and monitoring their performance. With Board approval, Prudential is permitted to change or add sub-advisers or enter into a new agreement with a current sub-adviser without shareholder approval. The Fund will notify shareholders of any new sub-adviser. Listed below are the current sub-advisers for the Diversified Conservative Growth Portfolio:

     o    JENNISON. (See above.)

     o    PIC. (See above.)

     o FRANKLIN ADVISERS, INC. (Franklin) is located at 777 Mariners Island Blvd., San Mateo, California 94404 and is a wholly owned subsidiary of Franklin Resources, Inc. As of December 31, 1998, Franklin and its affiliates managed over $220 billion in assets.

     o THE DREYFUS CORPORATION (Dreyfus) is located at 200 Park Avenue, New York, New York, 10266 and is a subsidiary of Mellon Bank corporation. As of December 31, 1998, Dreyfus managed over $111 billion in assets.

     o PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) is located at 840 Newport Center Drive, Newport Beach, California 92660 and is a subsidiary of PIMCO Advisors L.P. As of December 31, 1998, PIMCO managed over $157 million in assets.

PORTFOLIO MANAGERS

     Prudential's fixed-income group is organized by teams that specialize in sector. The Fixed Income Investment Policy Committee, which is comprised of senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Each of the portfolio managers of the fixed income Portfolios (or the fixed income portion of a Portfolio) contributes bottom-up securities selection within those guidelines and is responsible for the day-to-day management of the Portfolio.

DIVERSIFIED BOND PORTFOLIO

     This Portfolio is managed by MS. BARBARA KENWORTHY who has been the manager since 1995. Ms.Kenworthy is a Managing Director of Prudential Investments. Before joining Prudential in 1994, she served as president and portfolio manager for several Dreyfus fixed income funds. Ms. Kenworthy has over 30 years of investment experience and is a member of the Treasury Borrowing Advisory Committee of the Public Securities Association.

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

     The equity portion of the Portfolio advised by Jennison is managed by SPIROS "SIG" SEGALAS, JAMES N. KANNRY, CFA, AND KATHLEEN A. MCCARRAGHER. Mr. Segalas is a founding member and President and Chief Investment Officer of Jennison. He has been in the investment business for over 35 years. Mr. Segalas is one of the co-managers of the Prudential Jennison Portfolio and the 20/20 Focus Portfolio.

     MR. KANNRY, a Director and Executive Vice President of Jennison, has been part of the Jennison team since 1972. He spent more than a dozen years as part of Jennison's research team before assuming portfolio management


                                                                             127
--------------------------------------------------------------------------------

PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES


HOW THE PORTFOLIOS ARE MANAGED CONTINUED

--------------------------------------------------------------------------------


     responsibilities several years ago. He holds a Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts. Mr. Kannry is also one of the co-managers of the Prudential Jennison Portfolio.

     MS. MCCARRAGHER, Director and Executive Vice President of Jennison, is also Jennison's Growth Equity Investment Strategist, having joined Jennison last year after a 20 year investment career, including positions with Weiss, Peck & Greer (1992-1998) and State Street Research and Management Company, where she was a member of the Investment Committee. Ms. McCarragher is also one of the co-managers of the Prudential Jennison Portfolio.

     THOMAS R. JACKSON manages the equity portion of the Portfolio assigned to PIC. Mr. Jackson, a Managing Director of PIC, joined PIC in 1990 and has over 30 years of professional equity investment management experience. He was formerly co-chief investment officer of Red Oak Advisers and Century Capital Associates, each a private money management firm, where he managed pension and other accounts for institutions and individuals. Mr. Jackson was also with The Dreyfus Corporation where he managed and served as president of the Dreyfus Fund. Mr. Jackson began managing at Chase Manhattan Bank. He is a member of the New York Society of Security Analysts.

     GEORGE EDWARDS, CFA, manages the fixed income portion of the Portfolio assigned to PIC. Mr. Edwards is a Managing Director of Prudential Investments. Before joining the Prudential mutual fund group, Mr. Edwards worked in Prudential's investment grade bond unit. He was previously an analyst at McCarthy, Crisanti & Maffei (now MCM-Duff & Phelps).

     EDWARD B. JAMIESON, MICHAEL MCCARTHY AND AIDAN O'CONNELL manage the portion of the Portfolio assigned to Franklin. Mr. Jamieson is an Executive Vice President of Franklin and Managing Director of Franklin's equity and high yield groups. He has been with Franklin since 1987. Mr. McCarthy joined Franklin in 1992 and is a vice president and portfolio manager specializing in research analysis of several technology groups. Mr. O'Connell joined Franklin in 1998 and is a research analyst specializing in research analysis of the semiconductor and semiconductor capital equipment industries. Prior to joining Franklin, Mr. O'Connell was a research associate and corporate finance associate with Hambrecht & Quist.

     WILLIAM R. RYDELL, CFA and Mark W. Sikorski, CFA, manage the portion of the Portfolio assigned to Dreyfus. Mr. Rydell is a portfolio manager of Dreyfus and is the President and Chief Executive Officer of Mellon Equity Associates LLP. Mr. Rydell has been in the Mellon organization since 1973. Mr. Sikorski is a portfolio manager of Dreyfus and a Vice President of Mellon Equity Associates LLP. Mr. Sikorski has been in the Mellon organization since 1996. Prior to joining Mellon, he managed various corporation treasury projects for Northeast Utilities, including bond refinancing and investment evaluations.

     JOHN HAGUE manages the portion of the Portfolio assigned to PIMCO. Mr. Hague is a Managing Director of PIMCO and has managed fixed income assets for PIMCO and its predecessor since 1989.

EQUITY PORTFOLIO

     THOMAS JACKSON, Managing Director of Prudential Investments, has managed this Portfolio since 1990. (See description under "Diversified Conservative Growth Portfolio," above.)


--------------------------------------------------------------------------------
128

PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES

--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO

     WARREN SPITZ, Managing Director of Prudential Investments, has managed this Portfolio since 1988.

GLOBAL PORTFOLIO

     DANIEL DUANE, CFA, Managing Director of Prudential Investments, Ingrid Holm, CFA, Vice President of Prudential Investments and Michelle Picker, CFA, Vice President of Prudential Investments, have been co-managers of this Portfolio since 1997. Mr. Duane has managed the Portfolio since 1990. Ms. Holm has assisted in the management of Prudential mutual funds since 1994 and has managed a portion of Prudential's general account. Prior to 1994, Ms. Holm headed the high yield research group for Prudential's general account. Ms. Picker has been an analyst in Prudential's global equity investments group since 1992 and has managed a portion of Prudential's general account.

HIGH YIELD BOND PORTFOLIO

     GEORGE EDWARDS, CFA, Managing Director of Prudential Investments, has managed this Portfolio since 1997. (See description under "Diversified Conservative Growth Portfolio," above).

MONEY MARKET PORTFOLIO

     MANOLITA BRASIL, Investment Manager of Prudential Investments, has managed this Portfolio since 1996. She joined Prudential in 1981 and served as an assistant portfolio manager for six years before she was appointed manager of the P-B International Money Fund in 1994.

PRUDENTIAL JENNISON PORTFOLIO

     This Portfolio is managed by by MESSRS. SEGALAS AND KANNRY AND MS. MCCARRAGHER of Jennison since 1999. (See description under "Diversified Conservative Growth Portfolio," above.)

SMALL CAPITALIZATION STOCK PORTFOLIO

     WAI CHIANG, Vice President of Prudential Investments, has managed this Portfolio since its inception in 1995. Mr. Chiang has been employed by Prudential as a portfolio manager since 1986.

STOCK INDEX PORTFOLIO

     JOHN MOSCHBERGER, CFA, Vice President of Prudential Investments, has managed this Portfolio since 1990. Mr. Moschberger joined Prudential in 1980 and has been a portfolio manager since 1986.

20/20 FOCUS PORTFOLIO

     THOMAS R. JACKSON, Managing Director of Prudential Investments, manages approximately 50% of the Portfolio's assets. (See description under "Diversified Conservative Growth Portfolio," above.) SPIROS SEGALAS, Director, President and Chief Investment Officer of Jennison, manages approximately 50% of the Portfolio's assets. (See description under "Diversified Conservative Growth Portfolio," above.)


--------------------------------------------------------------------------------
                                                                             129

PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES#

BUY AND SELL SHARES OF THE FUND
--------------------------------------------------------------------------------

THE FUND OFFERS TWO CLASSES OF SHARES IN EACH PORTFOLIO: CLASS I AND CLASS II. CLASS I SHARES ARE SOLD ONLY TO SEPARATE ACCOUNTS OF PRUDENTIAL AS INVESTMENT OPTIONS UNDER VARIABLE LIFE INSURANCE AND VARIABLE ANNUITY CONTRACTS INCLUDING THE DISCOVERY SELECT(R) ANNUITY CONTRACT.

     (A separate account is simply an accounting device used to keep the assets invested in certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of contracts.

HOW TO BUY AND SELL SHARES

     The only way to invest in the Portfolios is through certain variable life insurance and variable annuity contracts. Together with this prospectus, you should have received a prospectus for the Discovery Select(R) Annuity Contract. You should refer to that prospectus for further information on investing in the Portfolios.

     Class I shares of a Portfolio are sold without any sales charge at the net asset value of the Portfolio. Class I shares do not have a distribution or administration fee.

     Shares are redeemed for cash within seven days of receipt of a proper notice of redemption or sooner if required by law. There is no redemption charge. We may suspend the right to redeem shares or receive payment when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the SEC.

NET ASSET VALUE

     When you purchase or sell shares of a Portfolio the price you will pay or receive, as the case may be, is based on the share's value. This is known as the net asset value or NAV. The price at which a purchase or redemption is made is based on the next calculation of the NAV after the order is placed. The NAV of each share class of each Portfolio (except the Money Market Portfolio) is determined once a day -- at 4:15 p.m. New York Time -- on each day the New York Stock Exchange is open for business. If the New York Stock Exchange closes early on a day, the Portfolios' NAVs will be calculated some time between the closing time and 4:15p.m. on that day. The NAV for the Money Market Portfolio is determined at 12:00 p.m. on each day the New York Stock Exchange is open for business.

     The NAV for each of the Portfolios other than the Money Market Portfolio is determined by a simple calculation. It is the total value of a Portfolio (assets minus liabilities) divided by the total number of shares outstanding. The NAV for the Money Market Portfolio will ordinarily remain at $10 per share because dividends are declared and reinvested daily. (The price of each share remains the same but you will have more shares when dividends are declared.)

--------------------------------------------------------------------------------
130

PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES

--------------------------------------------------------------------------------

     To determine a Portfolio's NAV, its holdings are valued as follows:

     EQUITY SECURITIES are generally valued at the last sale price on an exchange or NASDAQ, or if there is not a sale, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

     The Portfolios may own securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's assets may change on days when shareholders cannot purchase or redeem Portfolio shares.

     All SHORT-TERM DEBT SECURITIES held by the Money Market Portfolio are valued at amortized cost. For the other Portfolios, debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis. This valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value. The Fund's Board of Directors has established procedures to monitor whether any material deviation between valuation and market value occurs and if so, will promptly consider what action, if any, should be taken to prevent unfair results to Contract owners.

     OTHER DEBT SECURITIES - (those that are not valued on an amortized cost basis) - are valued using an independent pricing service.

     OPTIONS ON STOCK AND STOCK INDEXES that are traded on an national securities exchange are valued at the average of the bid and asked prices as of the close of that exchange.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

     SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE AVAILABLE will be valued at fair value by Prudential under the direction of the Fund's Board of Directors.

DISTRIBUTOR

     Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS' principle business address is 751 Broad Street, Newark, New Jersey 07102-3777.


--------------------------------------------------------------------------------

PART IV VARIABLE INVESTMENT OPTION'S PROSPECTUSES

OTHER INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

     If you own or are considering purchasing a variable contract, you should consult the prospectus for the variable contract for tax information about that variable contract. You should also consult with a qualified tax adviser for information and advice.

     The SAI provides information about certain tax laws applicable to the Fund.

YEAR 2000

     The services provided to the Fund and the shareholders by the Fund's investment adviser, sub-advisers, distributor, transfer agent and custodians depend on the smooth functioning of their computer systems and those of outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Fund, the Fund's investment adviser, sub-advisers, distributor, transfer agent and custodians have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. The Fund and its Directors receive and have received since mid-1998 satisfactory quarterly reports from the principal service providers as to their preparations for year 2000 readiness, although there can be no assurance that the service providers (or other securities market participants) will successfully complete the necessary changes in a timely manner or that there will be no adverse impact on the Fund. Moreover, the Fund at this time has not considered retaining alternative service providers or directly undertaken efforts to achieve year 2000 readiness, the latter of which would involve substantial expenses without an assurance of success.

     Additionally, issuers of securities generally as well as those purchased by the Fund may confront year 2000 compliance issues which, if material and not resolved, could have an adverse impact on securities markets and/or a specific issuer's performance and result in a decline in the value of the securities held by the Fund.

MONITORING FOR POSSIBLE CONFLICTS

     The Fund sells its shares to fund variable life insurance contracts and variable annuity contracts and may offer its shares to qualified retirement plans. Because of differences in tax treatment and other considerations, it is possible that the interest of variable life insurance contract owners, variable annuity contract owners and participants in qualified retirement plans could conflict. The Fund will monitor the situation and in the event that a material conflict did develop, the Fund would determine what action, if any, to take in response.


--------------------------------------------------------------------------------
132

Financial Highlights

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                         DIVERSIFIED BOND
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1998      1997      1996    1995(a)   1994(a)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  11.02  $  11.07  $  11.31  $  10.04  $  11.10
                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.69      0.80      0.76      0.76      0.68
Net realized and unrealized gains
  (losses) on investments..............      0.08      0.11     (0.27)     1.29     (1.04)
                                         --------  --------  --------  --------  --------
    Total from investment operations...      0.77      0.91      0.49      2.05     (0.36)
                                         --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.69)    (0.83)    (0.73)    (0.75)    (0.68)
Distributions from net realized
  gains................................     (0.04)    (0.13)       --     (0.03)    (0.02)
                                         --------  --------  --------  --------  --------
    Total distributions................     (0.73)    (0.96)    (0.73)    (0.78)    (0.70)
                                         --------  --------  --------  --------  --------
Net Asset Value, end of year...........  $  11.06  $  11.02  $  11.07  $  11.31  $  10.04
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b)............      7.15%     8.57%     4.40%    20.73%    (3.23)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $1,122.6    $816.7    $720.2    $655.8    $541.6
Ratios to average net assets:
  Expenses.............................      0.42%     0.43%     0.45%     0.44%     0.45%
  Net investment income................      6.40%     7.18%     6.89%     7.00%     6.41%
Portfolio turnover rate................       199%      224%      210%      199%       32%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

Financial Highlights

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                              EQUITY
                                         ------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,
                                         ------------------------------------------------
                                           1998      1997      1996    1995(a)   1994(a)
                                         --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $  31.07  $  26.96  $  25.64  $  20.66  $  21.49
                                         --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.60      0.69      0.71      0.55      0.51
Net realized and unrealized gains on
  investments..........................      2.21      5.88      3.88      5.89      0.05
                                         --------  --------  --------  --------  --------
    Total from investment operations...      2.81      6.57      4.59      6.44      0.56
                                         --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...     (0.60)    (0.70)    (0.67)    (0.52)    (0.49)
Distributions from net realized
  gains................................     (3.64)    (1.76)    (2.60)    (0.94)    (0.90)
                                         --------  --------  --------  --------  --------
    Total distributions................     (4.24)    (2.46)    (3.27)    (1.46)    (1.39)
                                         --------  --------  --------  --------  --------
Net Asset Value, end of year...........  $  29.64  $  31.07  $  26.96  $  25.64  $  20.66
                                         --------  --------  --------  --------  --------
                                         --------  --------  --------  --------  --------
TOTAL INVESTMENT RETURN:(b)............      9.34%    24.66%    18.52%    31.29%     2.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................  $6,247.0  $6,024.0  $4,814.0  $3,813.8  $2,617.8
Ratios to average net assets:
  Expenses.............................      0.47%     0.46%     0.50%     0.48%     0.55%
  Net investment income................      1.81%     2.27%     2.54%     2.28%     2.39%
Portfolio turnover rate................        25%       13%       20%       18%        7%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                            EQUITY INCOME
                                         ----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         ----------------------------------------------------
                                           1998       1997       1996      1995(a)   1994(a)
                                         ---------  ---------  ---------  ---------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   22.39  $   18.51  $   16.27  $   14.48   $15.66
                                         ---------  ---------  ---------  ---------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.56       0.61       0.58       0.64     0.66
Net realized and unrealized gains
  (losses) on investments..............      (1.03)      6.06       2.88       2.50    (0.46)
                                         ---------  ---------  ---------  ---------  --------
    Total from investment operations...      (0.47)      6.67       3.46       3.14     0.20
                                         ---------  ---------  ---------  ---------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.59)     (0.57)     (0.71)     (0.62)   (0.56)
Distributions from net realized
  gains................................      (1.30)     (2.22)     (0.51)     (0.73)   (0.82)
                                         ---------  ---------  ---------  ---------  --------
    Total distributions................      (1.89)     (2.79)     (1.22)     (1.35)   (1.38)
                                         ---------  ---------  ---------  ---------  --------
Net Asset Value, end of year...........  $   20.03  $   22.39  $   18.51  $   16.27   $14.48
                                         ---------  ---------  ---------  ---------  --------
                                         ---------  ---------  ---------  ---------  --------
TOTAL INVESTMENT RETURN:(b)............      (2.38)%     36.61%     21.74%     21.70%    1.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $2,142.3   $2,029.8   $1,363.5   $1,110.0   $859.7
Ratios to average net assets:
  Expenses.............................       0.42%      0.41%      0.45%      0.43%    0.52%
  Net investment income................       2.54%      2.90%      3.36%      4.00%    3.92%
Portfolio turnover rate................         20%        38%        21%        64%      63%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

Financial Highlights

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                                GLOBAL
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1998       1997       1996      1995(a)    1994(a)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   17.92  $   17.85  $   15.53  $   13.88  $   14.64
                                         ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.07       0.09       0.11       0.06       0.02
Net realized and unrealized gains
  (losses) on investments..............       4.38       1.11       2.94       2.14      (0.74)
                                         ---------  ---------  ---------  ---------  ---------
    Total from investment operations...       4.45       1.20       3.05       2.20      (0.72)
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.16)     (0.13)     (0.11)     (0.24)     (0.02)
Dividends in excess of net investment
  income...............................      (0.12)     (0.10)        --         --         --
Distributions from net realized
  gains................................      (0.93)     (0.90)     (0.62)     (0.31)     (0.02)
                                         ---------  ---------  ---------  ---------  ---------
    Total distributions................      (1.21)     (1.13)     (0.73)     (0.55)     (0.04)
                                         ---------  ---------  ---------  ---------  ---------
Net Asset Value, end of year...........  $   21.16  $   17.92  $   17.85  $   15.53  $   13.88
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:(b)............      25.08%      6.98%     19.97%     15.88%     (4.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................     $844.5     $638.4     $580.6     $400.1     $345.7
Ratios to average net assets:
  Expenses.............................       0.86%      0.85%      0.92%      1.06%      1.23%
  Net investment income................       0.29%      0.47%      0.64%      0.44%      0.20%
Portfolio turnover rate................         73%        70%        41%        59%        37%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

Financial Highlights

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                            HIGH YIELD BOND
                                         -----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         -----------------------------------------------------
                                           1998       1997       1996      1995(a)    1994(a)
                                         ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $    8.14  $    7.87  $    7.80  $    7.37  $    8.41
                                         ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.77       0.78       0.80       0.81       0.87
Net realized and unrealized gains
  (losses) on investments..............      (0.94)      0.26       0.06       0.46      (1.10)
                                         ---------  ---------  ---------  ---------  ---------
    Total from investment operations...      (0.17)      1.04       0.86       1.27      (0.23)
                                         ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.76)     (0.77)     (0.78)     (0.84)     (0.81)
Dividends in excess of net investment
  income...............................         --         --      (0.01)        --         --
                                         ---------  ---------  ---------  ---------  ---------
    Total distributions................      (0.76)     (0.77)     (0.79)     (0.84)     (0.81)
                                         ---------  ---------  ---------  ---------  ---------
Net Asset Value, end of year...........  $    7.21  $    8.14  $    7.87  $    7.80  $    7.37
                                         ---------  ---------  ---------  ---------  ---------
                                         ---------  ---------  ---------  ---------  ---------
TOTAL INVESTMENT RETURN:(b)............      (2.36)%     13.78%     11.39%     17.56%     (2.72)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................     $789.3     $568.7     $432.9     $367.9     $306.2
Ratios to average net assets:
  Expenses.............................       0.58%      0.57%      0.63%      0.61%      0.65%
  Net investment income................      10.31%      9.78%      9.89%     10.34%      9.88%
Portfolio turnover rate................         63%       106%        88%       139%        69%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

Financial Highlights

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                             MONEY MARKET
                                         ----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         ----------------------------------------------------
                                           1998       1997       1996      1995(a)   1994(a)
                                         ---------  ---------  ---------  ---------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   10.00  $   10.00  $   10.00  $   10.00  $  10.00
                                         ---------  ---------  ---------  ---------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income and realized and
  unrealized gains.....................       0.52       0.54       0.51       0.56      0.40
Dividends and distributions............      (0.52)     (0.54)     (0.51)     (0.56)    (0.40)
                                         ---------  ---------  ---------  ---------  --------
Net Asset Value, end of year...........  $   10.00  $   10.00  $   10.00  $   10.00  $  10.00
                                         ---------  ---------  ---------  ---------  --------
                                         ---------  ---------  ---------  ---------  --------
TOTAL INVESTMENT RETURN:(b)............       5.39%      5.41%      5.22%      5.80%     4.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................     $920.2     $657.5     $668.8     $613.3    $583.3
Ratios to average net assets:
  Expenses.............................       0.41%      0.43%      0.44%      0.44%     0.47%
  Net investment income................       5.20%      5.28%      5.10%      5.64%     4.02%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

Financial Highlights

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURn in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE PERIOD ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                             PRUDENTIAL JENNISON
                                         -----------------------------------------------------------
                                                        YEAR ENDED                 APRIL 25, 1995(d)
                                                       DECEMBER 31,                       TO
                                         ----------------------------------------    DECEMBER 31,
                                             1998           1997         1996           1995(a)
                                         -------------   -----------  -----------  -----------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...    $  17.73        $   14.32    $   12.55      $  10.00
                                         -------------   -----------  -----------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................        0.04             0.04         0.02          0.02
Net realized and unrealized gains on
  investments..........................        6.56             4.48         1.78          2.54
                                         -------------   -----------  -----------       -------
    Total from investment operations...        6.60             4.52         1.80          2.56
                                         -------------   -----------  -----------       -------
LESS DISTRIBUTIONS:
Dividends from net investment income...       (0.04)           (0.04)       (0.03)        (0.01)
Distributions from net realized
  gains................................       (0.38)           (1.07)          --            --
                                         -------------   -----------  -----------       -------
    Total distributions................       (0.42)           (1.11)       (0.03)        (0.01)
                                         -------------   -----------  -----------       -------
Net Asset Value, end of period.........    $  23.91        $   17.73    $   14.32      $  12.55
                                         -------------   -----------  -----------       -------
                                         -------------   -----------  -----------       -------
TOTAL INVESTMENT RETURN:(b)............       37.46%           31.71%       14.41%        24.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................    $1,198.7           $495.9       $226.5         $63.1
Ratios to average net assets:
  Expenses.............................        0.63%            0.64%        0.66%         0.79%(c)
  Net investment income................        0.20%            0.25%        0.20%         0.15%(c)
Portfolio turnover rate................          54%              60%          46%           37%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Commencement of operations.

FINANCIAL HIGHLIGHTS

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE PERIOD ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                         SMALL CAPITALIZATION STOCK
                                         -----------------------------------------------------------
                                                        YEAR ENDED                 APRIL 25, 1995(d)
                                                       DECEMBER 31,                       TO
                                         ----------------------------------------    DECEMBER 31,
                                             1998           1997         1996           1995(a)
                                         -------------   -----------  -----------  -----------------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of period...    $  15.93        $   13.79    $   11.83      $  10.00
                                         -------------   -----------  -----------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................        0.09             0.10         0.09          0.08
Net realized and unrealized gains
  (losses) on investments..............       (0.25)            3.32         2.23          1.91
                                         -------------   -----------  -----------       -------
    Total from investment operations...       (0.16)            3.42         2.32          1.99
                                         -------------   -----------  -----------       -------
LESS DISTRIBUTIONS:
Dividends from net investment income...       (0.09)           (0.10)       (0.09)        (0.04)
Distributions from net realized
  gains................................       (0.97)           (1.18)       (0.27)        (0.12)
                                         -------------   -----------  -----------       -------
    Total distributions................       (1.06)           (1.28)       (0.36)        (0.16)
                                         -------------   -----------  -----------       -------
Net Asset Value, end of period.........    $  14.71        $   15.93    $   13.79      $  11.83
                                         -------------   -----------  -----------       -------
                                         -------------   -----------  -----------       -------
TOTAL INVESTMENT RETURN:(b)............       (0.76)%          25.17%       19.77%        19.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  millions)............................      $360.4           $290.3       $147.9         $47.5
Ratios to average net assets:
  Expenses.............................        0.47%            0.50%        0.56%         0.60%(c)
  Net investment income................        0.57%            0.69%        0.87%         0.68%(c)
Portfolio turnover rate................          26%              31%          13%           32%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for less than a full year are not annualized.

(c) Annualized.

(d) Commencement of operations.

Financial Highlights

The financial highlights will help you evaluate the financial performance of each Portfolio. The TOTAL RETURN in each chart represents the rate that a shareholder earned on an investment in that share class of the Portfolio, assuming reinvestment of all dividends and other distributions. The charts do not reflect charges under any variable contract. The information is for Class I for the periods indicated.

The information for the THREE YEARS ENDED DECEMBER 31, 1998 has been audited by PRICEWATERHOUSECOOPERS LLP, whose unqualified report, along with the financial statements, appear in the SAI, which is available upon request. THE INFORMATION FOR THE TWO YEARS ENDED DECEMBER 31, 1995 WAS AUDITED BY OTHER INDEPENDENT AUDITORS WHOSE REPORT WAS ALSO UNQUALIFIED.

                                                             STOCK INDEX
                                         ----------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,
                                         ----------------------------------------------------
                                           1998       1997       1996      1995(a)   1994(a)
                                         ---------  ---------  ---------  ---------  --------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, beginning of year.....  $   30.22  $   23.74  $   19.96  $   14.96  $  15.20
                                         ---------  ---------  ---------  ---------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................       0.42       0.43       0.40       0.40      0.38
Net realized and unrealized gains
  (losses) on investments..............       8.11       7.34       4.06       5.13     (0.23)
                                         ---------  ---------  ---------  ---------  --------
    Total from investment operations...       8.53       7.77       4.46       5.53      0.15
                                         ---------  ---------  ---------  ---------  --------
LESS DISTRIBUTIONS:
Dividends from net investment income...      (0.42)     (0.42)     (0.40)     (0.38)    (0.37)
Distributions from net realized
  gains................................      (0.59)     (0.87)     (0.28)     (0.15)    (0.02)
                                         ---------  ---------  ---------  ---------  --------
    Total distributions................      (1.01)     (1.29)     (0.68)     (0.53)    (0.39)
                                         ---------  ---------  ---------  ---------  --------
Net Asset Value, end of year...........  $   37.74  $   30.22  $   23.74  $   19.96  $  14.96
                                         ---------  ---------  ---------  ---------  --------
                                         ---------  ---------  ---------  ---------  --------
TOTAL INVESTMENT RETURN:(B)............      28.42%     32.83%     22.57%     37.06%     1.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
  millions)............................   $3,548.1   $2,448.2   $1,581.4   $1,031.3    $664.5
Ratios to average net assets:
  Expenses.............................       0.37%      0.37%      0.40%      0.38%     0.42%
  Net investment income................       1.25%      1.55%      1.95%      2.27%     2.50%
Portfolio turnover rate................          3%         5%         1%         1%        2%

(a) Calculations are based on average month-end shares outstanding.

(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

PART IV VARIABLE INVESTMENT OPTIONS' PROSPECTUSES

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund and each Portfolio can be obtained upon request and without charge and can be found in the following documents:

STATEMENT OF ADDITIONAL
   INFORMATION (SAI)

     (incorporated by reference into this prospectus)

ANNUAL REPORT

     (including a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the previous year.)

SEMI-ANNUAL REPORT

To obtain these documents or to ask
any questions about the Fund:

CALL TOLL-FREE:

(800) 778-2255

WRITE TO:
The Prudential Series Fund, Inc.
751 Broad Street
Newark, NJ  07102-3377

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:

BY MAIL:
Securities and Exchange Commission
Public Reference Section
Washington, DC  20549-6009
   (The SEC charges a fee to
    copy documents.)

IN PERSON:
Public Reference Room in
Washington, DC
   (For hours of operation, call 1(800) SEC-0330)

VIA THE INTERNET:
     http://www.sec.gov


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SEC File No. 811-03623



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